                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05
                                    --------

               Date of Reporting Period: Six months ended 4/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

29TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$24.04		$22.58		$19.40		$22.48		$29.05		$25.36
Income From Investment Operations:
Net investment income	0.18		0.11	[1]	0.09		0.13	[2]	0.17		0.11
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.30		1.46		3.17		(3.04	) [2]	(4.97)		4.96
TOTAL FROM INVESTMENT OPERATIONS	0.48		1.57		3.26		(2.91)		(4.80)		5.07
Less Distributions:
Distributions from net investment income	(0.21)		(0.11)		(0.08)		(0.17)		(0.08)		(0.07)
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	(0.23)		(0.11)		(0.08)		(0.17)		(1.77)		(1.38)
Net Asset Value, End of Period	$24.29		$24.04		$22.58		$19.40		$22.48		$29.05
Total Return [3]	1.98	% [4]	6.97	% [4]	16.89%		(13.10)%		(17.25)%		20.61%

Ratios to Average Net Assets:
Expenses	1.23	% [5,6]	1.25	% [6]	1.27	% [6]	1.23	% [6]	1.23%		1.24%
Net investment income	1.38	% [5]	0.46%		0.62%		0.76	% [2]	0.80%		0.41%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,458,106		$2,605,203		$2,179,111		$1,337,564		$699,510		$637,523
Portfolio turnover	14%		45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the six months ended April 30, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six months ended April 30, 2005 and the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.34		$21.98		$18.95		$21.99		$28.58		$25.09
Income From Investment Operations:
Net investment income (loss)	0.07		(0.06	) [1]	(0.02)		0.03	[2]	0.04		0.01
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.30		1.42		3.05		(3.05	) [2]	(4.94)		4.79
TOTAL FROM INVESTMENT OPERATIONS	0.37		1.36		3.03		(3.02)		(4.90)		4.80
Less Distributions:
Distributions from net investment income	(0.04)		--		--		(0.02)		--		--
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	(0.06)		--		--		(0.02)		(1.69)		(1.31)
Net Asset Value, End of Period	$23.65		$23.34		$21.98		$18.95		$21.99		$28.58
Total Return [3]	1.58	% [4]	6.19	% [4]	15.99%		(13.76)%		(17.88)%		19.71%

Ratios to Average Net Assets:
Expenses	1.99	% [5,6]	1.98	% [6]	2.02	% [6]	1.98	% [6]	1.98%		1.99%
Net investment income (loss)	0.62	% [5]	(0.27)%		(0.14)%		0.01	% [2]	0.06%		(0.32)%
Expense waiver/reimbursement	0.00	% [5,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$545,923		$569,518		$528,029		$378,336		$299,814		$266,173
Portfolio turnover	14%		45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the six months ended April 30, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.98% after taking into account the expense reduction for the six months ended April 30, 2005. The impact to the expense ratios was less than 0.01% for the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.32		$21.96		$18.94		$21.98		$28.55		$25.07
Income From Investment Operations:
Net investment income (loss)	0.07		(0.08	) [1]	(0.02)		0.04	[2]	0.04		0.03
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.29		1.44		3.04		(3.05	) [2]	(4.92)		4.76
TOTAL FROM INVESTMENT OPERATIONS	0.36		1.36		3.02		(3.01)		(4.88)		4.79
Less Distributions:
Distributions from net investment income	(0.03)		--		--		(0.03)		--		--
Distributions from net realized gain on investments	(0.02)		--		--		--		(1.69)		(1.31)
TOTAL DISTRIBUTIONS	(0.05)		--		--		(0.03)		(1.69)		(1.31)
Net Asset Value, End of Period	$23.63		$23.32		$21.96		$18.94		$21.98		$28.55
Total Return [3]	1.55	% [4]	6.19	% [4]	15.95%		(13.73)%		(17.83)%		19.68%

Ratios to Average Net Assets:
Expenses	2.00	% [5,6]	2.02	% [6]	2.02	% [6]	1.98	% [6]	1.98%		1.99%
Net investment income (loss)	0.60	% [5]	(0.31)%		(0.13)%		0.01	% [2]	0.05%		(0.31)%
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$204,682		$215,206		$176,633		$100,576		$51,497		$41,797
Portfolio turnover	14%		45%		40%		71%		61%		126%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the six months ended April 30, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% and 0.04%, respectively, on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six-month period ended April 30, 2005 and the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	[1]
Net Asset Value, Beginning of Period	$23.87		$22.54		$19.13
Income From Investment Operations:
Net investment income	0.16		0.01	[2]	0.03
Net realized and unrealized gain on investments, futures contracts and options	0.26		1.45		3.38
TOTAL FROM INVESTMENT OPERATIONS	0.42		1.46		3.41
Less Distributions:
Distributions from net investment income	(0.04)		(0.13)		--
Distributions from net realized gain on investments	(0.02)		--		--
TOTAL DISTRIBUTIONS	(0.06)		(0.13)		--
Net Asset Value, End of Period	$24.23		$23.87		$22.54
Total Return [3]	1.75	% [4]	6.49	% [4]	17.83%

Ratios to Average Net Assets:
Expenses	1.67	% [5,6]	1.69	% [6]	1.74	% [5,6]
Net investment income	0.83	% [5]	0.03%		0.15	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.00	% [8]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,985		$9,345		$15,533
Portfolio turnover	14%		45%		40	% [9]

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the six months ended April 30, 2005, and the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six-month period ended April 30, 2005, the year ended October 31, 2004 and the period ended October 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,019.80	$6.16
Class B Shares	$1,000	$1,015.80	$9.95
Class C Shares	$1,000	$1,015.50	$9.99
Class K Shares	$1,000	$1,017.50	$8.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.16
Class B Shares	$1,000	$1,014.93	$9.94
Class C Shares	$1,000	$1,014.88	$9.99
Class K Shares	$1,000	$1,016.51	$8.35

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	2.00%
Class K Shares	1.67%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	19.9%
Information Technology	17.5%
Consumer Discretionary	13.7%
Consumer Staples	11.3%
Healthcare	11.3%
Industrials	9.9%
Energy	8.4%
Telecommunication Services	4.3%
Materials	2.1%
Utilities	0.8%
Cash Equivalents [2]	0.7%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--13.7%
918,500		Clear Channel Communications, Inc.	$29,336,890
1,127,300	[1]	Comcast Corp., Class A	35,769,229
831,800		Gap (The), Inc.	17,758,930
416,700		Hasbro, Inc.	7,883,964
1,314,897		Home Depot, Inc.	46,507,907
1,376,700	[1]	Interpublic Group Cos., Inc.	17,704,362
516,742		Johnson Controls, Inc.	28,353,634
1,339,590		McDonald's Corp.	39,263,383
382,288		Nike, Inc., Class B	29,363,541
320,300		Omnicom Group, Inc.	26,552,870
861,939		Target Corp.	40,002,589
1,481,800	[1]	Time Warner, Inc.	24,909,058
1,179,774		Viacom, Inc., Class B	40,843,776
2,127,300		Walt Disney Co.	56,160,720
		TOTAL	440,410,853
		Consumer Staples--11.3%
1,284,750		Altria Group, Inc.	83,495,903
1,063,550		Coca-Cola Co.	46,200,612
1,178,605		Gillette Co.	60,863,162
2,162,709	[1]	Kroger Co.	34,105,921
851,242		PepsiCo, Inc.	47,363,105
498,780		Procter & Gamble Co.	27,008,937
1,374,590		Wal-Mart Stores, Inc.	64,798,173
		TOTAL	363,835,813
		Energy--8.4%
700,316		ChevronTexaco Corp.	36,416,432
312,100		ConocoPhillips	32,723,685
2,605,797		Exxon Mobil Corp.	148,608,603
562,200		Halliburton Co.	23,381,898
665,500	[1]	Transocean Sedco Forex, Inc.	30,859,235
		TOTAL	271,989,853
Shares			Value
		COMMON STOCKS--continued
		Financials--19.9%
386,400		Ace Ltd.	$16,599,744
814,140		Allstate Corp.	45,722,102
494,049		American International Group, Inc.	25,122,392
1,136,036		Bank of America Corp.	51,167,061
1,141,486		Bank of New York Co., Inc.	31,893,119
1,813,350		Citigroup, Inc.	85,154,916
370,122		Federal National Mortgage Association	19,968,082
532,700		Goldman Sachs Group, Inc.	56,887,033
1,434,705		J.P. Morgan Chase & Co.	50,917,680
405,231		Lehman Brothers Holdings, Inc.	37,167,787
1,378,800		MBNA Corp.	27,231,300
953,900		Merrill Lynch & Co., Inc.	51,443,827
1,141,982		Morgan Stanley	60,091,093
669,000		Wachovia Corp.	34,239,420
796,200		Wells Fargo & Co.	47,724,228
		TOTAL	641,329,784
		Healthcare--11.3%
820,903		Abbott Laboratories	40,355,591
1,026,502		Baxter International, Inc.	38,083,224
283,274	[1]	Biogen Idec, Inc.	10,265,850
296,400		HCA - The Healthcare Corp.	16,550,976
592,860		Johnson & Johnson	40,687,982
580,400		McKesson HBOC, Inc.	21,474,800
1,099,016		Medtronic, Inc.	57,918,143
665,883		Merck & Co., Inc.	22,573,434
2,039,408		Pfizer, Inc.	55,410,715
1,332,576		Wyeth	59,885,965
		TOTAL	363,206,680
Shares			Value
		COMMON STOCKS--continued
		Industrials--9.9%
647,700		3M Co.	$49,529,619
357,756		Caterpillar, Inc.	31,500,416
4,325,205		General Electric Co.	156,572,421
1,694,838		Tyco International Ltd.	53,065,378
1,028,176		Waste Management, Inc.	29,292,734
		TOTAL	319,960,568
		Information Technology--17.5%
969,800		Analog Devices, Inc.	33,079,878
5,710,900	[1]	Applied Materials, Inc.	84,921,083
1,084,800	[1]	BMC Software, Inc.	17,573,760
3,583,733	[1]	Cisco Systems, Inc.	61,926,906
985,725	[1]	Dell, Inc.	34,332,802
3,661,400	[1]	EMC Corp. Mass	48,037,568
518,568		IBM Corp.	39,608,224
3,003,246		Intel Corp.	70,636,346
966,262	[1]	KLA-Tencor Corp.	37,703,543
626,900	[1]	Lam Research Corp.	16,079,985
3,270,429		Microsoft Corp.	82,741,854
3,178,441	[1]	Oracle Corp.	36,742,778
		TOTAL	563,384,727
		Materials--2.1%
1,086,642		Alcoa, Inc.	31,534,351
753,900		Du Pont (E.I.) de Nemours & Co.	35,516,229
		TOTAL	67,050,580
		Telecommunication Services--4.3%
1,537,900		BellSouth Corp.	40,738,971
2,089,924		SBC Communications, Inc.	49,740,191
851,691		Verizon Communications	30,490,538
640,600		Vodafone Group PLC, ADR	16,745,284
		TOTAL	137,714,984
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--0.8%
1,185,700		NiSource, Inc.	$27,555,668
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,864,385,620)	3,196,439,510
		REPURCHASE AGREEMENT--0.7%
$23,760,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $23,765,881 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	23,760,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $2,888,145,620) [2]	3,220,199,510
		OTHER ASSETS AND LIABILITIES - NET--0.1%	1,497,075
		TOTAL NET ASSETS--100%	$3,221,696,585

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $2,888,145,620.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,888,145,620)		$3,220,199,510
Cash		50,465
Income receivable		4,711,545
Receivable for investments sold		2,608,850
Receivable for shares sold		3,233,210
TOTAL ASSETS		3,230,803,580
Liabilities:
Payable for shares redeemed	$6,477,780
Payable for transfer and dividend disbursing agent fees and expenses	949,275
Payable for distribution services fee (Note 5)	476,919
Payable for shareholder services fee (Note 5)	1,168,072
Accrued expenses	34,949
TOTAL LIABILITIES		9,106,995
Net assets for 133,495,345 shares outstanding		$3,221,696,585
Net Assets Consist of:
Paid-in capital		$2,929,904,982
Net unrealized appreciation of investments		332,053,890
Accumulated net realized loss on investments and futures contracts		(44,019,167)
Undistributed net investment income		3,756,880
TOTAL NET ASSETS		$3,221,696,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,458,105,995 ÷ 101,215,887 shares outstanding) no par value, unlimited shares authorized		$24.29
Offering price per share (100/94.50 of $24.29) [1]		$25.70
Redemption proceeds per share		$24.29
Class B Shares:
Net asset value per share ($545,923,071 ÷ 23,081,314 shares outstanding) no par value, unlimited shares authorized		$23.65
Offering price per share		$23.65
Redemption proceeds per share (94.50/100 of $23.65) [1]		$22.35
Class C Shares:
Net asset value per share ($204,682,044 ÷ 8,662,225 shares outstanding) no par value, unlimited shares authorized		$23.63
Offering price per share (100/99.00 of $23.63) [1]		$23.87
Redemption proceeds per share (99.00/100 of $23.63) [1]		$23.39
Class K Shares:
Net asset value per share ($12,985,475 ÷ 535,919 shares outstanding), no par value, unlimited shares authorized		$24.23
Offering price per share		$24.23
Redemption proceeds per share		$24.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $76,434 received from affiliated issuer) (Note 5)			$43,860,262
Interest			615,731
TOTAL INCOME			44,475,993
Expenses:
Investment adviser fee (Note 5)		$12,779,667
Administrative personnel and services fee (Note 5)		1,368,816
Custodian fees		73,465
Transfer and dividend disbursing agent fees and expenses--Class A Shares		1,732,700
Transfer and dividend disbursing agent fees and expenses--Class B Shares		386,610
Transfer and dividend disbursing agent fees and expenses--Class C Shares		167,943
Transfer and dividend disbursing agent fees and expenses--Class K Shares		17,715
Directors'/Trustees' fees		15,565
Auditing fees		9,887
Legal fees		4,232
Portfolio accounting fees		99,170
Distribution services fee--Class B Shares (Note 5)		2,154,763
Distribution services fee--Class C Shares (Note 5)		817,302
Distribution services fee--Class K Shares (Note 5)		27,573
Shareholder services fee--Class A Shares (Note 5)		3,199,333
Shareholder services fee--Class B Shares (Note 5)		718,254
Shareholder services fee--Class C Shares (Note 5)		272,330
Share registration costs		56,364
Printing and postage		140,587
Insurance premiums		14,047
Miscellaneous		5,559
TOTAL EXPENSES		24,061,882
Reimbursement, Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(357)
Waiver of administrative personnel and services fee	(70,402)
Fees paid indirectly from directed brokerage arrangements	(39,931)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(110,690)
Net expenses			23,951,192
Net investment income			20,524,801
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,853,437
Net increase due to reimbursement from Adviser (Note 5)			186,934
Net change in unrealized appreciation of investments			42,805,444
Net realized and unrealized gain on investments			48,845,815
Change in net assets resulting from operations			$69,370,616

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,524,801	$9,235,297
Net realized gain on investments	5,853,437	201,932,728
Net increase due to reimbursement from Adviser (Note 5)	186,934	204,416
Net change in unrealized appreciation/depreciation of investments	42,805,444	(14,393,003)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,370,616	196,979,438
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(22,529,387)	(10,877,223)
Class B Shares	(936,830)	--
Class C Shares	(292,405)	--
Class K Shares	(15,263)	(100,746)
Distributions from net realized gains
Class A Shares	(2,379,876)	--
Class B Shares	(537,605)	--
Class C Shares	(202,959)	--
Class K Shares	(8,799)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,903,124)	(10,977,969)
Share Transactions:
Proceeds from sale of shares	306,809,307	910,902,360
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock A	--	10,456,170
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock B	--	34,385,127
Proceeds from shares issued in connection with the taxable transfer of assets from United Common Trust Fund Common Stock EB	--	8,573,111
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Large Cap Core Fund	--	91,455,256
Proceeds from shares issued in connection with the tax-free transfer of assets from UB Discretionary Common Trust Fund	--	13,974,679
Proceeds from shares issued in connection with the taxable transfer of assets from UB Common Trust Fund B	--	3,551,531
Net asset value of shares issued to shareholders in payment of distributions declared	21,865,951	8,868,906
Cost of shares redeemed	(548,718,607)	(768,201,509)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(220,043,349)	313,965,631
Change in net assets	(177,575,857)	499,967,100
Net Assets:
Beginning of period	3,399,272,442	2,899,305,342
End of period (including undistributed net investment income of $3,756,880 and $7,005,964, respectively)	$3,221,696,585	$3,399,272,442

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The investment objective of the Fund is to provide capital appreciation.

On March 5, 2004, the Fund received a tax-free transfer of assets from the United Common Trust Fund for Common Stock A and Common Stock B and a taxable transfer for Common Stock EB of assets from the Founder Common Trust Equity Income Fund Retirement Trust, as follows:

	Shares of the Fund Issued	United Common Trust Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of United Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
United Common Trust Fund Common Stock A	419,758	$10,456,170	$2,653,012	$ --	$10,456,170	$ --
United Common Trust Fund Common Stock B	1,380,374	34,385,127	8,626,456	--	34,385,127	--
United Common Trust Fund Common Stock EB	344,163	8,573,111	--	--	8,573,111	--
TOTAL	2,144,295	$53,414,408	$11,279,468	$3,361,167,066	$53,414,408	$3,414,581,474

1 Unrealized Appreciation is included in the United Common Trust Fund Common Stock A and Common Stock B Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Large Cap Core Fund, as follows:

	Class A Shares of the Fund Issued	BankNorth Large Cap Core Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Large Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
BankNorth Large Cap Core Fund	3,880,155	$91,455,256	$19,955,209	$3,262,041,532	$91,455,256	$3,353,496,788

2 Unrealized Appreciation is included in the BankNorth Large Cap Core Fund Net Assets Received amount shown above.

On October 22, 2004, the Fund received a tax-free transfer of assets from the UB Discretionary Common Trust Fund and a taxable transfer of assets from UB Common Trust Fund B, as follows:

	Class A Shares of the Fund Issued	UB Common Trust Funds' Net Assets Received	Unrealized Appreciation [3]	Net Assets of Fund Prior to Combination	Net Assets of UB Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
UB Discretionary Common Trust Fund	599,772	$13,974,679	$4,558,438	$ --	$13,974,679	$ --
UB Common Trust Fund B	152,426	3,551,531	--	--	3,551,531	--
TOTAL	752,198	$17,526,210	$4,558,438	$3,287,207,991	$17,526,210	$3,304,734,201

3 Unrealized Appreciation is included in the UB Discretionary Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,912,797	$247,882,369	30,160,790	$717,970,584
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock A	--	--	419,758	10,456,170
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock B	--	--	1,380,374	34,385,127
Shares issued in connection with taxable transfer of assets from United Common Trust Fund Common Stock EB	--	--	344,163	8,573,111
Shares issued in connection with tax-free transfer of assets from BankNorth Large Cap Core Fund	--	--	3,880,155	91,455,256
Shares issued in connection with tax-free transfer of assets from UB Discretionary Common Trust Fund	--	--	599,772	13,974,679
Shares issued in connection with taxable transfer of assets from UB Common Trust Fund B	--	--	152,426	3,551,531
Shares issued to shareholders in payment of distributions declared	800,576	20,151,452	368,260	8,768,269
Shares redeemed	(17,860,929)	(445,825,004)	(25,464,352)	(604,312,640)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,147,556)	$(177,791,183)	11,841,346	$284,822,087

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,232,447	$29,975,252	4,736,005	$109,697,850
Shares issued to shareholders in payment of distributions declared	53,809	1,315,657
Shares redeemed	(2,603,161)	(63,363,627)	(4,363,148)	(100,855,178)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,316,905)	$(32,072,718)	372,857	$8,842,672

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	986,279	$23,953,012	3,222,553	$74,540,329
Shares issued to shareholders in payment of distributions declared	15,360	374,890
Shares redeemed	(1,569,465)	(38,082,022)	(2,034,854)	(46,966,376)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(567,826)	$(13,754,120)	1,187,699	$27,573,953

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	201,476	$4,998,674	369,470	$8,693,597
Shares issued to shareholders in payment of distributions declared	958	23,952	4,241	100,637
Shares redeemed	(57,978)	(1,447,954)	(671,497)	(16,067,315)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	144,456	$3,574,672	(297,786)	$(7,273,081)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,887,831)	$(220,043,349)	13,104,116	$313,965,631

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $2,888,145,620. The net unrealized appreciation of investments for federal tax purposes was $332,053,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $429,977,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,923,512.

At October 31, 2004, the Fund had a capital loss carryforward of $33,528,587 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 5,875,314
2009	$ 6,495,913
2011	$21,157,360

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Rightime Blue Chip Fund, Federated New Economy Fund and First Merit Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $76,434 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended April 30, 2005, Class A Shares did not incur a distribution services fee. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $203,936 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $172,176 in sales charges from the sale of Class A Shares. FSC also retained $375 of contingent deferred sales charges relating to redemptions of Class A Shares and $3,891 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2005, the Fund's expenses were reduced by $39,931 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $204,416, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

The Fund's Adviser made a voluntary contribution to the Fund of $186,934 for losses on investments inadvertently sold due to a systems error.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$467,747,834
Sales	$597,106,491

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.11		$4.90		$3.54		$4.23		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.06	) [2]	(0.06	) [2]	(0.05	) [2,3]	(0.02	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.12		0.31		1.42		(0.28	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.25		1.36		(0.33)		(0.10)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$4.91		$5.11		$4.90		$3.54		$4.23
Total Return [4]	1.63%		5.24	% [5]	38.42%		(8.90)%		(2.31)%

Ratios to Average Net Assets:
Expenses	1.95	% [6]	1.95%		1.95%		1.95%		1.95	% [6]
Net investment income (loss)	(1.01	)% [6]	(1.29)%		(1.45)%		(1.25	)% [3]	(0.93	)% [6]
Expense waiver/reimbursement [7]	0.18	% [6]	0.21%		0.24%		0.18%		0.17	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,869,362		$1,172,380		$1,191,117		$435,500		$85,169
Portfolio turnover	41%		73%		73%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.09	) [2]	(0.08	) [2]	(0.07	) [2,3]	(0.03	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.12		0.31		1.40		(0.27	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$4.81		$5.02		$4.84		$3.52		$4.22
Total Return [4]	1.45%		4.68	% [5]	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Expenses	2.49	% [6]	2.50%		2.50%		2.47%		2.47	% [6]
Net investment income (loss)	(1.55	)% [6]	(1.84)%		(2.01)%		(1.77	)% [3]	(1.45	)% [6]
Expense waiver/reimbursement [7]	0.15	% [6]	0.16%		0.19%		0.16%		0.15	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,017,632		$993,477		$782,171		$427,175		$68,902
Portfolio turnover	41%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.09	) [2]	(0.08	) [2]	(0.07	) [2,3]	(0.03	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.12		0.31		1.40		(0.27	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$4.81		$5.02		$4.84		$3.52		$4.22
Total Return [4]	1.45%		4.68	% [5]	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Expenses	2.49	% [6]	2.50%		2.50%		2.47%		2.47	% [6]
Net investment income (loss)	(1.55	)% [6]	(1.84)%		(2.00)%		(1.77	)% [2]	(1.45	)% [6]
Expense waiver/reimbursement [7]	0.15	% [6]	0.16%		0.19%		0.16%		0.15	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$615,809		$554,799		$337,765		$127,714		$16,234
Portfolio turnover	41%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns. (See Notes to Financial Statements, Note 5.)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,016.30	$ 9.75
Class B	$1,000	$1,014.50	$12.44
Class C	$1,000	$1,014.50	$12.44
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,015.12	$ 9.74
Class B	$1,000	$1,012.45	$12.42
Class C	$1,000	$1,012.45	$12.42

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A	1.95%
Class B	2.49%
Class C	2.49%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	19.9%
Healthcare	17.9%
Information Technology	15.5%
Financials	15.3%
Industrials	14.3%
Energy	3.8%
Materials	2.9%
Consumer Staples	2.5%
Telecommunication Services	2.0%
Utilities	1.5%
Options [2]	0.0%
Securities Lending Collateral [3]	5.3%
Cash Equivalents [4]	2.3%
Other Assets and Liabilities--Net [5]	(3.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--93.5%
		Consumer Discretionary--19.6%
750,000	[1]	1-800-FLOWERS.COM, Inc.	$5,025,000
5,800,000	[1,2]	Advance Auto Parts, Inc.	309,430,000
1,000,000	[1]	Bed Bath & Beyond, Inc.	37,210,000
355,779		Bharat Forge Ltd.	10,620,286
882,500		Blockbuster, Inc.	8,736,750
784,700	[1,2,3]	Brillian Corp.	1,412,460
200,000		Carnival Corp.	9,776,000
531,400		Centerplate, Inc.	6,509,650
2,000,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	92,000,000
2,938,500	[1,3]	Clear Media Ltd.	2,639,816
664,500	[1]	Cost Plus, Inc.	15,409,755
1,725,000	[1]	Dick's Sporting Goods, Inc.	53,061,000
900,000		Dollar General Corp.	18,315,000
1,340,700	[1]	Domino's Pizza, Inc.	24,347,112
1,984,000	[1,3]	Earle M. Jorgensen Co.	14,780,800
500,000	[1,3]	Garmin Ltd.	19,750,000
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	339,628
397,600	[1]	Hot Topic, Inc.	7,948,024
950,000	[1,3]	IAC Interactive Corp.	20,653,000
12,435,300	[2]	J.D. Wetherspoon PLC	59,579,485
500,000	[1]	Kohl's Corp.	23,800,000
1,000,000	[1,3]	Lamar Advertising Co.	37,380,000
549,900	[1]	Lodgenet Entertainment	8,952,372
1,000,000	[1]	New York & Company	19,180,000
1,061,900		Orient-Express Hotel Ltd.	27,896,113
2,375,000	[1]	PETCO Animal Supplies, Inc.	74,337,500
8,100,000	[2]	PETsMART, Inc.	215,865,000
564,500	[1]	Premiere AG	21,669,322
1,000,000	[1]	Prestige Brands Holdings, Inc.	18,000,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
32,396	[1]	SKY Perfect Communications, Inc.	$24,116,489
300,000	[1,3]	Shopping.com Ltd.	3,945,000
300,000		Speedway Motorsports, Inc.	10,290,000
500,000	[1]	Stamps.com, Inc.	9,665,000
353,700	[1,4,5]	Submarino SA	5,217,075
570,000	[1,3]	Texas Roadhouse, Inc.	14,831,400
407,500	[1]	Timberland Co., Class A	28,137,875
240,000		USS Co. Ltd.	18,994,116
1,000,000	[1,3]	UnitedGlobalCom, Inc., Class A	8,950,000
1,100,000	[1]	Williams-Sonoma, Inc.	36,839,000
1,600,000	[3]	Winnebago Industries, Inc.	46,624,000
3,491,000	[1]	Wumart Stores, Inc., Class H	5,665,172
		TOTAL	1,377,899,200
		Consumer Staples--2.4%
1,968,700	[2]	B&G Foods, Inc.	29,018,638
2,000,000	[1]	Dean Foods Co.	68,720,000
250,000	[1]	Shoppers Drug Mart Corp.	7,786,299
1,100,000	[1,4,5]	Shoppers Drug Mart Corp.	34,312,167
10,079,000	[3]	People's Food Holdings Ltd.	6,672,761
190,000		Whole Foods Market, Inc.	18,946,800
		TOTAL	165,456,665
		Energy--3.8%
500,000	[3]	China Petroleum & Chemical Corp.- ADR	19,595,000
400,000		ENSCO International, Inc.	13,040,000
885,000		EnCana Corp.	56,516,100
500,000		Kinder Morgan, Inc.	38,230,000
715,900	[1,3]	Nabors Industries Ltd.	38,565,533
238,100	[1]	Neste Oil Oyj	5,319,089
200,000	[1]	Noble Corp.	10,180,000
200,000	[1]	Oceaneering International, Inc.	6,562,000
100,000	[1,3]	Oil States International, Inc.	2,031,000
794,600	[1]	The Houston Exploration Co.	40,476,924
500,000	[1]	Todco, Class A	11,125,000
200,000	[1]	Transocean Sedco Forex, Inc.	9,274,000
1,000,000	[1,3]	Willbros. Group, Inc.	17,160,000
		TOTAL	268,074,646
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--15.2%
2,240,000		3i Group	$27,368,381
2,500,000	[1]	Advance America Cash Advance, Inc.	34,825,000
1	[4,5]	Apollo Investment Fund V	6,475,737
510,000	[1]	Assurant, Inc.	16,875,900
2,022,000		Axis Capital Holdings Ltd.	53,785,200
4,621,700	[1,2]	CB Richard Ellis Services	160,604,075
705,000	[1]	Calamos Asset Management, Inc.	16,419,450
1,045,000		Capital One Financial Corp.	74,080,050
1	[4,5]	Denovo Ventures I LP	10,328,023
400,000		Developers Diversified Realty	16,976,000
940,600		Endurance Specialty Holdings Ltd.	34,049,720
1	[1,4,5]	FA Private Equity Fund IV LP	304,149
201,400		Global Signal, Inc.	6,009,776
1	[4,5]	Greenfield Technology Venture Fund	14,880
785,000		IndyMac Bancorp, Inc.	30,206,800
1	[1,4,5]	Infrastructure Fund	184,970
1	[4,5]	Internet.com Venture Fund III	0
2,850,000	[3]	Labranche & Co. Inc.	18,952,500
1	[4,5]	Latin Healthcare Fund	9,535,572
105,800	[1]	Markel Corp.	36,299,980
3,472,400	[2]	Nuveen Investments, Class A	118,026,876
1	[4,5]	Peachtree/CB Partners	0
1	[1,4,5]	Peachtree Heartlab Partners	1,710,000
1	[1,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Leadscope LLC	68,340
1	[4,5]	Peachtree Open Networks	138,400
1	[4,5]	Peachtree Velquest	47,750
855,000	[1,3]	Philadelphia Consolidated Holding Corp.	64,125,000
418,700	[1,4,5]	RHJ International	10,668,326
1	[4,5]	Rocket Ventures II	491,983
188,360	[3]	SFCG Co. Ltd.	48,492,832
14,072,500	[3]	Shinsei Bank Ltd.	76,420,042
735,000		St. Joe Co.	51,148,650
853,178		State Bank of India	11,470,361
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
400,000	[3]	U-Store-It Trust	$6,992,000
99,100		White Mountains Insurance Group, Inc.	62,136,691
1,935,000	[3]	Willis Group Holdings Ltd.	64,725,750
		TOTAL	1,070,259,164
		Healthcare--17.5%
500,000	[1]	ATS Medical, Inc.	1,840,000
194,300	[1]	Acadia Pharmaceuticals, Inc.	1,466,965
912,200	[1,3]	Alexion Pharmaceuticals, Inc.	18,919,028
900,000	[3]	Allergan, Inc.	63,351,000
1,267,100	[1,3]	Amylin Pharmaceuticals, Inc.	21,540,700
1,000,000	[1,2]	Anika Therapeutics, Inc.	14,780,000
650,000	[1,4,5]	Aradigm Corp., Warrants 12/17/2006	30,787
1		Ardais Corp.	21,712
434,259	[1,4]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1]	Ardais Corp., Warrants 4/14/2009	0
802,300	[1,3]	Arena Pharmaceuticals, Inc.	4,316,374
360,300	[1,3]	Arthrocare Corp.	10,585,614
950,000	[1]	Aspect Medical Systems, Inc.	23,778,500
620,300	[1]	Auxilium Pharmaceutical, Inc.	2,983,643
3,000,000	[1,2,3]	Avigen, Inc.	9,930,000
1,000,000	[1]	Bioenvision, Inc.	6,400,000
100,000	[1]	Biosite Diagnostics, Inc.	5,700,000
659,000	[1]	Boston Scientific Corp.	19,493,220
100,000		Cardinal Health, Inc.	5,557,000
950,000	[1]	Caremark Rx, Inc.	38,047,500
47,400	[1]	Cepheid, Inc.	424,704
800,000	[1]	Charles River Laboratories International, Inc.	37,896,000
555,000	[1,2]	Chindex International, Inc.	3,285,600
111,000	[1,2]	Chindex International, Inc., Warrants 3/31/2009	337,907
347,492	[4,5]	CompBenefits Corp.	304,055
600,000	[1,2,4,5]	Conceptus, Inc.	3,666,000
714,286	[2,4,5]	Conceptus, Inc.	4,364,288
3,591,100	[1,2,3]	Conceptus, Inc.	21,941,621
500,000	[1,4,5]	Cortek, Inc.	200,000
2,386,900	[1]	Cubist Pharmaceuticals, Inc.	21,601,445
1,851,400	[1,2,3]	Curon Medical, Inc.	1,351,522
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,500,000	[1,3]	Cypress Biosciences, Inc.	$15,450,000
4,451,300	[1]	Cytyc Corp.	94,857,203
1,646,300	[1,2]	Digirad Corp.	9,548,540
2,972,500	[1,2]	Dyax Corp.	11,830,550
1,302,700	[1,2]	Dynavax Technologies Corp.	5,236,854
2,312,250	[1,2,4,5]	Endologix, Inc.	11,723,108
600,000	[1]	Endologix, Inc.	3,042,000
3,555,556	[1]	Endologix, Inc.	18,026,669
1,000,000	[1,3]	Eyetech Pharmaceuticals, Inc.	22,990,000
200,000	[1]	Gen-Probe, Inc.	10,038,000
100,000	[1]	Genaera Corp.	191,000
685,500	[1]	I-Flow Corp.	9,747,810
2,500,000	[1,2]	INAMED Corp.	152,100,000
3,000,000	[1,2]	Illumina, Inc.	29,460,000
899,800	[1]	Immunicon Corp.	3,365,252
950,000	[1]	Incyte Genomics, Inc.	6,213,000
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	11,600,000
570,000	[1,3]	Kinetic Concepts, Inc.	35,026,500
1,185,200	[1]	Kosan Biosciences, Inc.	6,364,524
1,700,000	[1,3]	Kyphon, Inc.	44,455,000
1,100,000		Merck & Co., Inc.	37,290,000
94,451	[1]	Migenix, Inc.	45,037
200,000	[1]	Millennium Pharmaceuticals, Inc.	1,752,000
1,375,000	[1]	Nektar Therapeutics	19,607,500
723,800	[1,3]	Neurochem, Inc.	5,247,550
100,000	[1,3]	Neurocrine Biosciences, Inc.	3,496,000
1,662,084	[1,2]	Nicox	9,151,633
1,109,000	[1,2]	NMT Medical, Inc.	8,095,700
849,500	[1,3]	Northfield Laboratories, Inc.	12,224,305
37,037	[1]	Onyx Pharmaceuticals, Inc.	1,144,073
248,700	[1,3]	PRA International	6,364,233
499,900		Pfizer, Inc.	13,582,283
2,556,800	[1,2,3]	Pharmacyclics, Inc.	18,357,824
516,896	[1]	Point Therapeutics, Inc.	2,326,032
805,300	[1,3]	Progenics Pharmaceuticals, Inc.	14,342,393
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,000,000	[1,3]	Renovis, Inc.	$7,150,000
436,687	[1,3]	Rita Medical Systems, Inc.	1,327,528
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1]	Sangamo BioSciences, Inc.	384,000
100,000	[1]	Santarus, Inc.	428,000
2,650,000		Schering Plough Corp.	55,305,500
1,010,300	[1]	Stratagene Corp.	8,436,005
200,000	[1]	Symbion, Inc.	4,256,000
357,500	[1,3]	Syneron Medical Ltd.	10,367,500
250,000		UnitedHealth Group, Inc.	23,627,500
2,375,000	[1,2,3]	United Surgical Partners International, Inc.	105,093,750
344,900	[1,3]	VCA Antech, Inc.	8,029,272
1,000,000	[1,3]	Vasogen, Inc.	3,720,000
1,250,000	[1,2]	Vical, Inc.	4,725,000
1,410,138	[1,2]	World Heart Corp., Warrants 9/22/2008	833,361
579,313	[1,3]	Xcyte Therapies, Inc.	544,554
		TOTAL	1,232,635,728
		Industrials--14.1%
2,636,800	[1]	ABX Air, Inc.	19,433,216
505,400		Bharat Heavy Electricals Ltd.	9,201,701
1,500,000		CNF Transportation, Inc.	64,125,000
3,000,000		Cendant Corp.	59,730,000
2,300,000		Chicago Bridge & Iron Co., N.V.	51,474,000
744,500	[1]	CoStar Group, Inc.	29,444,975
300,000	[1,2]	Concorde Career Colleges, Inc.	4,471,500
1,000,000	[1,3]	Continental Airlines, Inc., Class B	11,840,000
1,500,000		Cummins, Inc.	102,000,000
385,000	[1]	DRS Technologies, Inc.	17,036,250
3,000,000		Deutsche Post AG	70,241,735
1,000,000	[1]	Educate, Inc.	12,000,000
1,000,000		Expeditors International Washington, Inc.	49,110,000
160,200	[1,3]	Exponent, Inc.	3,817,566
900,000		FedEx Corp.	76,455,000
750,000	[1,3]	Forward Air Corp.	18,045,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
1,500,000	[1]	Interline Brands, Inc.	$24,900,000
59,500		Jet Airways (India) Ltd.	1,804,947
850,000	[1,3]	Kansas City Southern Industries, Inc.	16,082,000
235,209	[3]	Kuehne & Nagel International AG	48,129,648
105,800		Larsen & Toubro Ltd.	2,341,326
841,100		Masco Corp.	26,486,239
1,265,600	[1,2,3]	NuCo2, Inc.	31,070,480
1,351,600		Overnite Corp.	40,520,968
2,190,000		Rinker Group Ltd.	19,560,919
750,000	[1]	Ryanair Holdings PLC, ADR	30,112,500
1,300,000		Ryder Systems, Inc.	48,009,000
220,000	[1]	SI International, Inc.	4,958,800
1,042,500		Simpson Manufacturing Co., Inc.	28,147,500
1,000,000		Southwest Airlines Co.	14,880,000
800,000		United Parcel Service, Inc.	57,048,000
		TOTAL	992,478,270
		Information Technology--15.0%
400,000	[1,3]	ATI Technologies, Inc.	5,973,138
1,843,000	[1]	ATI Technologies, Inc.	27,276,400
1,008,400	[1]	Accenture Ltd.	21,882,280
1,000,000		Adtran, Inc.	20,730,000
1,200,000	[1]	Affiliated Computer Services, Inc., Class A	57,204,000
1,150,000	[1]	Altiris, Inc.	18,733,500
800,000	[1]	Amdocs Ltd.	21,368,000
750,000		Autodesk, Inc.	23,872,500
78,500	[1,3]	Bankrate, Inc.	1,001,660
500,000	[1]	Bankrate, Inc.	6,380,000
1,086,000	[1,3]	Blackboard Inc.	19,700,040
150,000	[1]	Broadcom Corp.	4,486,500
3,138,200	[1]	CSR PLC	18,157,951
1,250,000	[1]	Check Point Software Technologies Ltd.	26,187,500
3,000,000	[1]	Cirrus Logic, Inc.	12,660,000
475,000	[1,3]	Citrix Systems, Inc.	10,687,500
500,000	[1]	Cogent, Inc.	11,250,000
375,000	[1]	Cognos, Inc.	14,190,000
1,000,000	[1]	Comverse Technology, Inc.	22,790,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
2,000,000	[1,2]	Digital Impact, Inc.	$6,980,000
2,174,000	[2]	Dolby Laboratories, Class A	44,458,300
1,373,500	[1,2,3]	eCollege.com	15,300,790
1,059,322	[4,5]	Expand Networks Ltd.	398,305
787,500	[1]	Filenet Corp.	20,868,750
100,000	[1,3]	Google Inc.	22,000,000
1,500,000	[1]	Homestore.com, Inc.	2,940,000
750,000	[1,3]	Hyperion Solutions Corp.	30,502,500
1,083,900	[1,2,3]	Infocrossing, Inc.	17,830,155
356,234	[1,2]	Infocrossing, Inc., Warrants 10/21/2008	3,435,024
200,000	[1,3]	InfoSpace.com, Inc.	6,198,000
610,000	[1]	Intrado, Inc.	7,692,100
287,500	[1]	Iron Mountain, Inc.	8,538,750
45,800	[1]	Jamdat Mobile, Inc.	781,348
1,720,600	[1,2]	Komag, Inc.	40,468,512
198,500	[1]	LeCroy Corp.	2,612,260
1,700,000	[1]	M-Systems Flash Disk Pioneers Ltd.	32,215,000
5,914,800	[1]	MEMC Electronic Materials	69,380,604
300,000	[1]	Macromedia, Inc.	11,883,000
4,680,000	[1,2,3]	Magma Design Automation	28,735,200
1,600,000		Microsemi Corp.	27,072,000
720,000		Microsoft Corp.	18,216,000
900,000	[1,3]	Mobility Electronics, Inc.	6,984,000
1,200,000	[1]	NAVTEQ Corp.	43,704,000
3,075,000	[1,2]	NIC, Inc.	12,945,750
900,000	[1,3]	NetIQ Corp.	9,648,000
530,000	[1,2,4,5]	Online Resources Corp.	4,611,000
1,787,500	[1,2,3]	Online Resources Corp.	15,551,250
1,700,000	[1]	Oracle Corp.	19,652,000
915,000	[1,3]	Portalplayer, Inc.	15,637,350
1,191,600	[1,2,3]	PowerDsine Ltd.	9,473,220
1,550,000	[1]	Quest Software, Inc.	18,383,000
1,500,000	[1]	S1 Corp.	7,920,000
170,000	[1]	Sandisk Corp.	4,029,000
2,184,100	[1]	Seagate Technology Holdings	38,396,478
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1	[4,5]	Sensable Technologies, Inc.	$307,765
3,751,199	[4,5]	Sensable Technologies, Inc.	0
1,000,000	[1]	Sigmatel Inc.	26,190,000
1,100,000	[1,3]	TNS, Inc.	20,416,000
500,000	[1]	Tata Consultancy Services Ltd.	12,976,464
206,396	[1]	Telvent GIT, S.A.	1,805,965
903,900	[1]	Ultratech Stepper, Inc.	14,390,088
200,000	[1]	ValueClick, Inc.	2,072,000
837,500	[1,3]	Visual Networks, Inc.	1,072,000
450,000	[1]	Xyratex Ltd.	7,479,000
		TOTAL	1,056,681,897
		Materials--2.8%
351,600		Arch Coal, Inc.	15,589,944
4,348,300	[3]	Celanese Corp.	63,267,765
365,480		Cemex S.A. de C.V., ADR	13,157,280
19,910,000		China Metal International Ho	5,810,659
305,100	[1]	Frutarom	2,227,230
694,900		Frutarom, GDR	5,072,770
1,488,800	[1]	Huntsman Corp.	31,324,352
24,292,000	[1]	Lee & Man Paper Manufacturing Ltd.	20,788,560
380,000		Newmont Mining Corp.	14,428,600
550,300		Peabody Energy Corp.	24,086,631
		TOTAL	195,753,791
		Telecommunication Services--1.7%
141,094	[1]	123 Multimedia	6,006,730
6,000,000	[1]	Bharti Televentures	28,536,413
297,800	[1,3]	China Netcom Group Corp. (Hong Kong) Ltd., ADR	7,966,150
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	360,400
5,500,000	[3]	Singapore Telecom Ltd.	8,596,636
1,237,800	[1]	Syniverse Holdings, Inc.	14,977,380
1,885,300	[3]	Telia AB	9,862,849
4,000,000	[1,2]	Time Warner Telecom, Inc.	16,280,000
597,800	[1]	Western Wireless Corp., Class A	23,427,782
		TOTAL	116,014,340
Shares or Units Held			Value
		COMMON STOCKS--continued
		Utilities--1.4%
81,432,400	[1]	China Power International Development Ltd.	$28,205,496
133,600		Consolidated Water Co.	4,514,344
10,000		Electricity Generating PLC	19,909
5,000,000	[3]	Enel SpA	47,451,746
1,480,000	[1]	National Thermal Power Corp. Ltd.	2,793,479
84,319,700		Shanghai Electric Group Corp. Ltd.	18,172,349
		TOTAL	101,157,323
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,422,060,686)	6,576,411,024
		PREFERRED STOCKS--1.0%
		Financials--0.1%
1	[4,5]	Incuvest LLC, Pfd.	0
297,600	[3]	Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC	9,999,360
		TOTAL	9,999,360
		Healthcare--0.4%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	5,179,368
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	16,949
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	7,910
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
4,761,904	[4,5]	Converge Medical, Inc., Pfd., Series C	0
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	606,061
126,065	[4,5]	Dexcom, Inc., Pfd.	882,455
1,041,666	[4,5]	Dexcom, Inc., Pfd., Series B	8,333,328
217,391	[4,5]	Dexcom, Inc., Pfd., Series C	1,739,128
645,161	[4,5]	Dia Dexus, Pfd., Series C	503,226
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	27,022
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	20,267
1,058,043	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	28,351,995
Shares or Units Held			Value
		PREFERRED STOCKS--continued
		Information Technology--0.1%
10,000		Marchex, Inc., Conv. Pfd.	$2,090,000
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	135,870
2,000,000	[4,5]	Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	[4,5]	Sensable Technologies, Inc., Pfd., Series B	725,975
443,979	[4,5]	Sensable Technologies, Inc., Pfd., Series C	443,979
		TOTAL	3,395,824
		Materials--0.1%
347,400		Celanese Corp., Conv. Pfd.	7,868,610
		Telecommunication Services--0.3%
500,000		Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	24,187,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $96,665,111)	73,803,289
		CORPORATE BONDS--1.1%
		Consumer Discretionary--0.3%
26,500,000	[2,4,5]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	20,140,000
		Consumer Staples--0.1%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,631,250
		Industrials--0.2%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	482,370
15,000,000	[2]	School Specialty, Inc., Conv. Sub. Note, 3.75%, 8/1/2023	16,256,250
		TOTAL	16,738,620
		Information Technology--0.4%
25,000,000	[4,5]	BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	28,269,500
		Telecommunication Services--0.0%
2,000,000		American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	2,000,000
		Utilities--0.1%
5,000,000	[3]	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	3,575,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,230,923)	74,354,370
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	[4,5]	Ardais Corp., Conv. Note, 8.00%, 12/31/2005 (IDENTIFIED COST $434,259)	21,712
		PURCHASED PUT OPTIONS--0.0%
24,000,000		Bank of New York CHF PUT/USD CALL, Expiration Date, 7/6/2005	84,000
116,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/6/2005	464,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $931,600)	548,000
Principal Amount, Shares, or Units Held			Value
		REPURCHASE AGREEMENTS--2.3%
$102,078,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $102,103,264 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448	$102,078,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.97%, dated 4/29/2005 to be repurchased at $60,014,850 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $1,028,885,134	60,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	162,078,000
		MUTUAL FUND--5.3%
371,780,535	[2]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	371,780,535
		TOTAL INVESTMENTS--103.2% (IDENTIFIED COST $6,133,181,114) [6]	7,258,996,930
		OTHER ASSETS AND LIABILITIES--NET--(3.2)%	(229,022,589)
		TOTAL NET ASSETS--100%	$7,029,974,341
		SCHEDULE OF SECURITIES SOLD SHORT
37,037		Onyx Pharmaceuticals Inc. (Proceeds $1,235,292)	$1,144,073
50,000		Verifone Holdings Inc. (Proceeds $538,152)	$537,500

1 Non-income producing security.

2 Affiliated company. At April 30, 2005, these securities amounted to $2,083,137,758 which represents 29.6% of total net assets.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $180,654,033 which represents 2.6% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2005, these securities amounted to $180,654,033 which represents 2.6% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,133,143,418.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CHF	--Swiss Franc
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $2,060,653,324 of investments in affiliated issuers (Note 5) and $355,719,026 of securities loaned (identified cost $6,133,181,114)		$7,258,996,930
Cash denominated in foreign currencies (identified cost $36,643,277)		36,501,484
Cash		1,519,642
Income receivable		4,677,444
Receivable for investments sold		153,561,459
Receivable for shares sold		15,019,617
Receivable for foreign currency exchange contracts		507,627
TOTAL ASSETS		7,470,784,203
Liabilities:
Securities sold short, at value (proceeds $1,773,444)	$1,681,573
Payable for investments purchased	38,998,211
Payable for shares redeemed	20,864,107
Payable for collateral due to broker	371,780,535
Payable for foreign currency exchange contracts	3,180
Options written, at value (premium received $931,600)	888,800
Payable for distribution services fee (Note 5)	2,062,081
Payable for shareholder services fee (Note 5)	1,954,491
Accrued expenses	2,576,884
TOTAL LIABILITIES		440,809,862
Net assets for 1,438,918,937 shares outstanding		$7,029,974,341
Net Assets Consist of:
Paid-in capital		$5,531,938,631
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		1,125,826,471
Accumulated net realized gain on investments, options and foreign currency transactions		413,778,950
Net investment income (loss)		(41,569,711)
TOTAL NET ASSETS		$7,029,974,341

Statement of Assets and Liabilities-continued

April 30, 2005 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,869,362,075 ÷ 380,870,922 shares outstanding), no par value, unlimited shares authorized	$4.91
Offering price per share (100/94.50 of $4.91) [1]	$5.20
Redemption proceeds per share	$4.91
Class B Shares:
Net asset value per share ($1,017,631,916 ÷ 211,753,260 shares outstanding), no par value, unlimited shares authorized	$4.81
Offering price per share	$4.81
Redemption proceeds per share ($94.50/100 of $4.81) [1]	$4.55
Class C Shares:
Net asset value per share ($615,808,665 ÷ 128,116,218 shares outstanding), no par value, unlimited shares authorized	$4.81
Offering price per share (100/99.00 of $4.81) [1]	$4.86
Redemption proceeds per share (99.00/100 of $4.81) [1]	$4.76
Class K Shares:
Net asset value per share ($3,527,171,685 ÷ 718,178,537 shares outstanding), no par value, unlimited shares authorized	$4.91
Offering price per share	$4.91
Redemption proceeds per share ($99.80/100 of $4.91) [1]	$4.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $405,859 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $864,829)		$25,403,033
Interest (including income on securities loaned of $991,907)		8,867,501
TOTAL INCOME		34,270,534
Expenses:
Investment adviser fee (Note 5)	$52,042,208
Administrative personnel and services fee (Note 5)	2,933,814
Custodian fees	283,364
Transfer and dividend disbursing agent fees and expenses--Class A	1,066,567
Transfer and dividend disbursing agent fees and expenses--Class B	588,597
Transfer and dividend disbursing agent fees and expenses--Class C	342,863
Transfer and dividend disbursing agent fees and expenses--Class K	2,405,277
Directors'/Trustees' fees	30,314
Auditing fees	20,192
Legal fees	5,214
Portfolio accounting fees	109,414
Distribution services fee--Class A Shares (Note 5)	2,397,651
Distribution services fee--Class B Shares (Note 5)	3,968,849
Distribution services fee--Class C Shares (Note 5)	2,317,493
Distribution services fee--Class K Shares (Note 5)	9,274,227
Shareholder services fee--Class A Shares (Note 5)	2,346,139
Shareholder services fee--Class B Shares (Note 5)	1,322,949
Shareholder services fee--Class C Shares (Note 5)	772,342
Shareholder services fee--Class K Shares (Note 5)	4,574,990
Share registration costs	112,100
Printing and postage	302,890
Insurance premiums	21,556
TOTAL EXPENSES	87,239,010

Statement of Operations-continued

Six Months Ended April 30, 2005 (unaudited)

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,466,474)
Waiver of administrative personnel and services fee	(150,926)
Waiver of distribution services fee--Class A Shares	(264,208)
Waiver of distribution services fee--Class K Shares	(5,517,157)
TOTAL WAIVERS AND REIMBURSEMENT		$(11,398,765)
Net expenses			$75,840,245
Net investment income (loss)			(41,569,711)
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $88,501,833 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $516)			446,302,870
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			(296,799,384)
Net realized and unrealized gain on investments, options and foreign currency transactions			149,503,486
Change in net assets resulting from operations			$107,933,775

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(41,569,711)	$(91,016,407)
Net realized gain on investments, options and foreign currency transactions	446,302,870	496,744,523
Net increase due to reimbursement from Adviser (Note 5)	--	1,302,668
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(296,799,384)	(105,953,336)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,933,775	301,077,448
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(103,256,424)	(11,551,661)
Class B Shares	(58,193,907)	(7,430,141)
Class C Shares	(32,903,117)	(3,378,416)
Class K Shares	(202,750,774)	(31,244,311)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(397,104,222)	(53,604,529)
Share Transactions:
Proceeds from sale of shares	831,325,748	1,836,299,869
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	13,145,214
Net asset value of shares issued to shareholders in payment of distributions declared	363,029,202	49,666,110
Cost of shares redeemed	(730,586,546)	(1,097,024,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	463,768,404	802,086,226
Change in net assets	174,597,957	1,049,559,145
Net Assets:
Beginning of period	6,855,376,384	5,805,817,239
End of period (including net investment income (loss) of $(41,569,711) and $0, respectively)	$7,029,974,341	$6,855,376,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

1 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
5/2/2005	42,909,626 Euro Dollar	$ 55,503,172	$ 55,218,277	$ 284,895
5/2/2005	3,599,986 Euro Dollar	$ 4,640,022	$ 4,632,644	$ 7,378
5/2/2005	16,459 Euro Dollar	$ 21,215	$ 21,180	$ 35
5/3/2005	1,272,450 Pound Sterling	$ 2,423,636	$ 2,426,816	$ (3,180)
5/5/2005	3,113,261 Pound Sterling	$ 5,942,001	$ 5,937,610	$ 4,391
5/2/2005	94,655,307 Swedish Krona	$ 13,422,820	$13,253,705	$ 169,115
5/3/2005	59,490,287 Swedish Krona	$ 8,371,686	$ 8,329,873	$ 41,813
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 504,447

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2005, the Fund had a realized gain of $839,025 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at 10/31/2004	0	$ 0
Options written	258,000,000	1,796,200
Options bought to close	(118,000,000)	$ (864,600)
Outstanding at 4/30/2005	140,000,000	$ 931,600

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$355,719,026	$371,780,535

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at April 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$2,030,075
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Note, 8.00%, 12/31/2005	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits Corp.	5/24/1995-7/12/2000	176,696
CompBenefits Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Pfd. Series C	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Denovo Ventures I LP	3/9/2000	8,500,000
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/1/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Pfd., Series C	4/4/2000	4,999,998
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	321,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	484,175
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Latin Healthcare Fund	11/28/2000	8,573,040
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Migenix, Inc., Conv. Pfd.	10/27/2004	1,471,687
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Heartlab Partners	4/3/2001	687,795
Security	Acquisition Date	Acquisition Cost
Peachtree Leadscope LLC	4/30/2002	$ 3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Ryan Hankin Kent, Inc., Pfd., Series B	6/5/2000	2,000,000
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	0
Sensable Technologies, Inc.	12/16/2003	277,697
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	88,304,325	$458,410,399	199,104,620	$998,975,256
Shares issued in connection with tax- free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	--	2,715,953	13,145,214
Shares issued to shareholders in payment of distributions declared	17,503,934	89,095,025	2,070,151	9,957,448
Shares redeemed	(72,086,528)	(374,667,147)	(99,878,026)	(496,795,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,721,731	$172,838,277	104,012,698	$525,282,287

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	20,748,154	$105,473,357	62,567,155	$309,410,152
Shares issued to shareholders in payment of distributions declared	10,430,129	52,150,647	1,407,063	6,683,565
Shares redeemed	(17,428,735)	(88,711,796)	(27,540,244)	(135,576,086)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	13,749,548	$68,912,208	36,433,974	$180,517,631

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,581,464	$125,058,503	55,134,068	$272,597,197
Shares issued to shareholders in payment of distributions declared	4,840,651	24,203,261	525,730	2,502,486
Shares redeemed	(11,852,919)	(60,182,561)	(14,872,665)	(73,100,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,569,196	$89,079,203	40,787,133	$201,999,077

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	27,453,492	$142,383,489	50,862,351	$255,317,264
Shares issued to shareholders in payment of distributions declared	38,741,218	197,580,269	6,332,430	30,522,611
Shares redeemed	(39,871,338)	(207,025,042)	(78,282,545)	(391,552,644)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	26,323,372	$132,938,716	(21,087,764)	$(105,712,769)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	91,363,847	$463,768,404	160,146,041	$802,086,226

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, options and short sells was $6,133,143,418. The net unrealized appreciation of investments for federal tax purposes was $1,125,853,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,552,370,414 and net unrealized depreciation from investments for those securities having an excess of cost over value of $426,516,902.

At October 31, 2004, the Fund had a capital loss carryforward of $38,892,825 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$38,892,825

As a result of the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund, Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund, and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $405,859 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2005, the Sub-Adviser earned a sub-adviser fee of $42,911,996.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $5,600,889 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $553,553 in sales charges from the sale of Class A Shares. FSC also retained $378 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,845 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $4,386,193 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2005, the Fund had total commitments to limited partnerships and limited liability companies of $47,329,425; of this amount $38,386,705 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,942,720.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigate committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,316,498, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $371,780,535 invested in Prime Value Obligations Fund) during the six months ended April 30, 2005 are as follows:

	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$37,364,754	$100,825,923	$ --	$309,430,000
[1]	Anika Therapeutics, Inc.	--	4,333,742	--	14,780,000
[1]	Avigen, Inc.	--	--	--	9,930,000
	B&G Foods, Inc.	--	6,480,555	1,917,409	29,018,638
[1]	Brillian Corp.	--	--	--	1,412,460
[1]	CB Richard Ellis Services	56,131,600	40,597,222	--	160,604,075
[1]	Central European Media Enterprises Ltd., Class A	8,434,205	--	--	92,000,000
[1]	Chindex International, Inc.	--	--	--	3,285,600
[1]	Chindex International, Inc., Warrants 3/31/2009	--	--	--	337,907
[2]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	--	--	--	20,140,000
[1]	Conceptus, Inc.	--	--	--	3,666,000
[1]	Conceptus, Inc.	--	--	--	4,364,288
[1]	Conceptus, Inc.	--	28,439	--	21,941,621
[1]	Concorde Career Colleges, Inc.	--	--	--	4,471,500
[1]	Curon Medical, Inc.	--	96,519	--	1,351,522
[1]	Digirad Corp.	5,683,273	-	--	9,548,540
[1]	Digital Impact, Inc.	--	347,049	--	6,980,000
	Dolby Laboratories, Class A	48,918,559	-	--	44,458,300
[1]	Dyax Corp.	--	728,273	--	11,830,550
[1]	Dynavax Technologies Corp.	5,646,120	--	--	5,236,854
[1]	eCollege.com	1,859,421	--	--	15,300,790
[1,2]	Endologix, Inc.	6,217,040	--	--	11,723,108
[1]	Illumina, Inc.	--	--	--	29,460,000
[1]	INAMED Corp.	54,724,972	12,135,833	--	152,100,000
	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Infocrossing, Inc.	$ 856,144	$ --	$ --	$ 17,830,155
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	3,435,024
[1]	Isis Pharmaceuticals, Inc.	--	--	--	11,600,000
	J.D. Wetherspoon PLC	--	41,675,943	401,384	59,579,485
[1]	Komag, Inc.	--	4,918,634	--	40,468,512
[1]	Magma Design Automation	10,426,970	2,348,777	--	28,735,200
[1]	NIC, Inc.	342,000	943,675	--	12,945,750
[1]	Nicox	--	--	--	9,151,633
[1]	NMT Medical, Inc.	--	--	--	8,095,700
[1]	NuCo2, Inc.	14,377,031	--	--	31,070,480
	Nuveen Investments, Class A	118,061,600	--	--	118,026,876
[1]	Online Resources Corp.	--	--	--	4,611,000
[1]	Online Resources Corp.	2,443,750	--	--	15,551,250
	PETsMART, Inc.	2,919,744	68,977,610	483,000	215,865,000
[1]	Pharmacyclics, Inc.	--	162,260	--	18,357,824
[1]	PowerDsine Ltd.	--	--	--	9,473,220
	School Specialty, Inc., Conv. Sub. Note, 3.75%, 8/1/2023	--	--	--	16,256,250
[1]	Time Warner Telecom, Inc.	--	2,194,830	--	16,280,000
[1]	United Surgical Partners International, Inc.	--	3,722,529	--	105,093,750
[1]	Vical, Inc.	--	--	--	4,725,000
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	833,361
	TOTAL OF AFFILIATED TRANSACTIONS	$374,407,183	$290,517,813	$2,801,793	$1,711,357,223

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$2,969,962,569
Sales	$2,749,325,087

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	77.1%
Bermuda	4.9%
Japan	2.4%
Canada	2.2%
United Kingdom	1.8%
Germany	1.3%
India	1.1%
Israel	1.1%
Cayman Islands	0.9%
Netherlands	0.7%
China	0.7%
Switzerland	0.7%
Italy	0.7%
Hong Kong	0.4%
Ireland	0.4%
Australia	0.3%
France	0.2%
Mexico	0.2%
Belgium	0.2%
Sweden	0.1%
Singapore	0.1%
Finland	0.1%
Brazil	0.1%
Spain	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2005
Net Asset Value, Beginning of Period	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.09
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.29)
Net Asset Value, End of Period	$4.91
Total Return [5]	1.62%

Ratios to Average Net Assets:
Expenses	1.95	% [7]
Net investment income (loss)	(1.01	)% [7]
Expense waiver/reimbursement [8]	0.45	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,527,172
Portfolio turnover	41%
Redemption fees consisted of the following per share amounts [9]	--

1 The Fund changed its fiscal year end from December 31 to October 31. Effective January 1, 2004, Federated Equity Management Company of Pennsylvania became the Fund's investment adviser. Effective April 23, 2001, Federated Investment Management Company served as the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on total returns (See Notes to Financial Statements, Note 5).

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

9 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

10 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Period Ended		Year Ended December 31,
2004		2003		2002		10/31/2001	[1,2]	2000	1999
$4.90		$3.54		$4.23		$4.43		$5.95	$5.68

(0.06	) [3]	(0.06	) [3]	(0.05	) [3,4]	(0.03	) [3]	(0.05)	(0.06)
0.31		1.42		(0.28	) [4]	(0.17)		0.76	1.32
0.25		1.36		(0.33)		(0.20)		0.71	1.26

(0.04)		--		(0.36)		--		(2.23)	(0.99)
$5.11		$4.90		$3.54		$4.23		$4.43	$5.95
5.24	% [6]	38.42%		(8.92)%		(4.51)%		10.86%	26.01%

1.95%		1.95%		1.95%		1.95	% [7]	1.89%	1.95%
(1.29)%		(1.46)%		(1.25	)% [4]	(0.48	)% [7]	(0.80)%	(1.19)%
0.47%		0.52%		0.45%		0.30	% [7]	0.12%	0.15%

$3,534,720		$3,494,765		$2,603,263		$3,018,540		$3,367,994	$3,475,875
73%		72%		65%		74%		78%	78%
$0.00	[10]	$0.00	[10]	$0.00	[10]	$0.00	[10]	--	--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,016.20	$9.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74

1 Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	19.9%
Healthcare	17.9%
Information Technology	15.5%
Financials	15.3%
Industrials	14.3%
Energy	3.8%
Materials	2.9%
Consumer Staples	2.5%
Telecommunication Services	2.0%
Utilities	1.5%
Options [2]	0.0%
Securities Lending Collateral [3]	5.3%
Cash Equivalents [4]	2.3%
Other Assets and Liabilities--Net [5]	(3.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--93.5%
		Consumer Discretionary--19.6%
750,000	[1]	1-800-FLOWERS.COM, Inc.	$5,025,000
5,800,000	[1,2]	Advance Auto Parts, Inc.	309,430,000
1,000,000	[1]	Bed Bath & Beyond, Inc.	37,210,000
355,779		Bharat Forge Ltd.	10,620,286
882,500		Blockbuster, Inc.	8,736,750
784,700	[1,2,3]	Brillian Corp.	1,412,460
200,000		Carnival Corp.	9,776,000
531,400		Centerplate, Inc.	6,509,650
2,000,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	92,000,000
2,938,500	[1,3]	Clear Media Ltd.	2,639,816
664,500	[1]	Cost Plus, Inc.	15,409,755
1,725,000	[1]	Dick's Sporting Goods, Inc.	53,061,000
900,000		Dollar General Corp.	18,315,000
1,340,700	[1]	Domino's Pizza, Inc.	24,347,112
1,984,000	[1,3]	Earle M. Jorgensen Co.	14,780,800
500,000	[1,3]	Garmin Ltd.	19,750,000
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	339,628
397,600	[1]	Hot Topic, Inc.	7,948,024
950,000	[1,3]	IAC Interactive Corp.	20,653,000
12,435,300	[2]	J.D. Wetherspoon PLC	59,579,485
500,000	[1]	Kohl's Corp.	23,800,000
1,000,000	[1,3]	Lamar Advertising Co.	37,380,000
549,900	[1]	Lodgenet Entertainment	8,952,372
1,000,000	[1]	New York & Company	19,180,000
1,061,900		Orient-Express Hotel Ltd.	27,896,113
2,375,000	[1]	PETCO Animal Supplies, Inc.	74,337,500
8,100,000	[2]	PETsMART, Inc.	215,865,000
564,500	[1]	Premiere AG	21,669,322
1,000,000	[1]	Prestige Brands Holdings, Inc.	18,000,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
32,396	[1]	SKY Perfect Communications, Inc.	$24,116,489
300,000	[1,3]	Shopping.com Ltd.	3,945,000
300,000		Speedway Motorsports, Inc.	10,290,000
500,000	[1]	Stamps.com, Inc.	9,665,000
353,700	[1,4,5]	Submarino SA	5,217,075
570,000	[1,3]	Texas Roadhouse, Inc.	14,831,400
407,500	[1]	Timberland Co., Class A	28,137,875
240,000		USS Co. Ltd.	18,994,116
1,000,000	[1,3]	UnitedGlobalCom, Inc., Class A	8,950,000
1,100,000	[1]	Williams-Sonoma, Inc.	36,839,000
1,600,000	[3]	Winnebago Industries, Inc.	46,624,000
3,491,000	[1]	Wumart Stores, Inc., Class H	5,665,172
		TOTAL	1,377,899,200
		Consumer Staples--2.4%
1,968,700	[2]	B&G Foods, Inc.	29,018,638
2,000,000	[1]	Dean Foods Co.	68,720,000
250,000	[1]	Shoppers Drug Mart Corp.	7,786,299
1,100,000	[1,4,5]	Shoppers Drug Mart Corp.	34,312,167
10,079,000	[3]	People's Food Holdings Ltd.	6,672,761
190,000		Whole Foods Market, Inc.	18,946,800
		TOTAL	165,456,665
		Energy--3.8%
500,000	[3]	China Petroleum & Chemical Corp.- ADR	19,595,000
400,000		ENSCO International, Inc.	13,040,000
885,000		EnCana Corp.	56,516,100
500,000		Kinder Morgan, Inc.	38,230,000
715,900	[1,3]	Nabors Industries Ltd.	38,565,533
238,100	[1]	Neste Oil Oyj	5,319,089
200,000	[1]	Noble Corp.	10,180,000
200,000	[1]	Oceaneering International, Inc.	6,562,000
100,000	[1,3]	Oil States International, Inc.	2,031,000
794,600	[1]	The Houston Exploration Co.	40,476,924
500,000	[1]	Todco, Class A	11,125,000
200,000	[1]	Transocean Sedco Forex, Inc.	9,274,000
1,000,000	[1,3]	Willbros. Group, Inc.	17,160,000
		TOTAL	268,074,646
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--15.2%
2,240,000		3i Group	$27,368,381
2,500,000	[1]	Advance America Cash Advance, Inc.	34,825,000
1	[4,5]	Apollo Investment Fund V	6,475,737
510,000	[1]	Assurant, Inc.	16,875,900
2,022,000		Axis Capital Holdings Ltd.	53,785,200
4,621,700	[1,2]	CB Richard Ellis Services	160,604,075
705,000	[1]	Calamos Asset Management, Inc.	16,419,450
1,045,000		Capital One Financial Corp.	74,080,050
1	[4,5]	Denovo Ventures I LP	10,328,023
400,000		Developers Diversified Realty	16,976,000
940,600		Endurance Specialty Holdings Ltd.	34,049,720
1	[1,4,5]	FA Private Equity Fund IV LP	304,149
201,400		Global Signal, Inc.	6,009,776
1	[4,5]	Greenfield Technology Venture Fund	14,880
785,000		IndyMac Bancorp, Inc.	30,206,800
1	[1,4,5]	Infrastructure Fund	184,970
1	[4,5]	Internet.com Venture Fund III	0
2,850,000	[3]	Labranche & Co. Inc.	18,952,500
1	[4,5]	Latin Healthcare Fund	9,535,572
105,800	[1]	Markel Corp.	36,299,980
3,472,400	[2]	Nuveen Investments, Class A	118,026,876
1	[4,5]	Peachtree/CB Partners	0
1	[1,4,5]	Peachtree Heartlab Partners	1,710,000
1	[1,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Leadscope LLC	68,340
1	[4,5]	Peachtree Open Networks	138,400
1	[4,5]	Peachtree Velquest	47,750
855,000	[1,3]	Philadelphia Consolidated Holding Corp.	64,125,000
418,700	[1,4,5]	RHJ International	10,668,326
1	[4,5]	Rocket Ventures II	491,983
188,360	[3]	SFCG Co. Ltd.	48,492,832
14,072,500	[3]	Shinsei Bank Ltd.	76,420,042
735,000		St. Joe Co.	51,148,650
853,178		State Bank of India	11,470,361
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
400,000	[3]	U-Store-It Trust	$6,992,000
99,100		White Mountains Insurance Group, Inc.	62,136,691
1,935,000	[3]	Willis Group Holdings Ltd.	64,725,750
		TOTAL	1,070,259,164
		Healthcare--17.5%
500,000	[1]	ATS Medical, Inc.	1,840,000
194,300	[1]	Acadia Pharmaceuticals, Inc.	1,466,965
912,200	[1,3]	Alexion Pharmaceuticals, Inc.	18,919,028
900,000	[3]	Allergan, Inc.	63,351,000
1,267,100	[1,3]	Amylin Pharmaceuticals, Inc.	21,540,700
1,000,000	[1,2]	Anika Therapeutics, Inc.	14,780,000
650,000	[1,4,5]	Aradigm Corp., Warrants 12/17/2006	30,787
1		Ardais Corp.	21,712
434,259	[1,4]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1]	Ardais Corp., Warrants 4/14/2009	0
802,300	[1,3]	Arena Pharmaceuticals, Inc.	4,316,374
360,300	[1,3]	Arthrocare Corp.	10,585,614
950,000	[1]	Aspect Medical Systems, Inc.	23,778,500
620,300	[1]	Auxilium Pharmaceutical, Inc.	2,983,643
3,000,000	[1,2,3]	Avigen, Inc.	9,930,000
1,000,000	[1]	Bioenvision, Inc.	6,400,000
100,000	[1]	Biosite Diagnostics, Inc.	5,700,000
659,000	[1]	Boston Scientific Corp.	19,493,220
100,000		Cardinal Health, Inc.	5,557,000
950,000	[1]	Caremark Rx, Inc.	38,047,500
47,400	[1]	Cepheid, Inc.	424,704
800,000	[1]	Charles River Laboratories International, Inc.	37,896,000
555,000	[1,2]	Chindex International, Inc.	3,285,600
111,000	[1,2]	Chindex International, Inc., Warrants 3/31/2009	337,907
347,492	[4,5]	CompBenefits Corp.	304,055
600,000	[1,2,4,5]	Conceptus, Inc.	3,666,000
714,286	[2,4,5]	Conceptus, Inc.	4,364,288
3,591,100	[1,2,3]	Conceptus, Inc.	21,941,621
500,000	[1,4,5]	Cortek, Inc.	200,000
2,386,900	[1]	Cubist Pharmaceuticals, Inc.	21,601,445
1,851,400	[1,2,3]	Curon Medical, Inc.	1,351,522
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,500,000	[1,3]	Cypress Biosciences, Inc.	$15,450,000
4,451,300	[1]	Cytyc Corp.	94,857,203
1,646,300	[1,2]	Digirad Corp.	9,548,540
2,972,500	[1,2]	Dyax Corp.	11,830,550
1,302,700	[1,2]	Dynavax Technologies Corp.	5,236,854
2,312,250	[1,2,4,5]	Endologix, Inc.	11,723,108
600,000	[1]	Endologix, Inc.	3,042,000
3,555,556	[1]	Endologix, Inc.	18,026,669
1,000,000	[1,3]	Eyetech Pharmaceuticals, Inc.	22,990,000
200,000	[1]	Gen-Probe, Inc.	10,038,000
100,000	[1]	Genaera Corp.	191,000
685,500	[1]	I-Flow Corp.	9,747,810
2,500,000	[1,2]	INAMED Corp.	152,100,000
3,000,000	[1,2]	Illumina, Inc.	29,460,000
899,800	[1]	Immunicon Corp.	3,365,252
950,000	[1]	Incyte Genomics, Inc.	6,213,000
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	11,600,000
570,000	[1,3]	Kinetic Concepts, Inc.	35,026,500
1,185,200	[1]	Kosan Biosciences, Inc.	6,364,524
1,700,000	[1,3]	Kyphon, Inc.	44,455,000
1,100,000		Merck & Co., Inc.	37,290,000
94,451	[1]	Migenix, Inc.	45,037
200,000	[1]	Millennium Pharmaceuticals, Inc.	1,752,000
1,375,000	[1]	Nektar Therapeutics	19,607,500
723,800	[1,3]	Neurochem, Inc.	5,247,550
100,000	[1,3]	Neurocrine Biosciences, Inc.	3,496,000
1,662,084	[1,2]	Nicox	9,151,633
1,109,000	[1,2]	NMT Medical, Inc.	8,095,700
849,500	[1,3]	Northfield Laboratories, Inc.	12,224,305
37,037	[1]	Onyx Pharmaceuticals, Inc.	1,144,073
248,700	[1,3]	PRA International	6,364,233
499,900		Pfizer, Inc.	13,582,283
2,556,800	[1,2,3]	Pharmacyclics, Inc.	18,357,824
516,896	[1]	Point Therapeutics, Inc.	2,326,032
805,300	[1,3]	Progenics Pharmaceuticals, Inc.	14,342,393
Shares or Units Held			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,000,000	[1,3]	Renovis, Inc.	$7,150,000
436,687	[1,3]	Rita Medical Systems, Inc.	1,327,528
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1]	Sangamo BioSciences, Inc.	384,000
100,000	[1]	Santarus, Inc.	428,000
2,650,000		Schering Plough Corp.	55,305,500
1,010,300	[1]	Stratagene Corp.	8,436,005
200,000	[1]	Symbion, Inc.	4,256,000
357,500	[1,3]	Syneron Medical Ltd.	10,367,500
250,000		UnitedHealth Group, Inc.	23,627,500
2,375,000	[1,2,3]	United Surgical Partners International, Inc.	105,093,750
344,900	[1,3]	VCA Antech, Inc.	8,029,272
1,000,000	[1,3]	Vasogen, Inc.	3,720,000
1,250,000	[1,2]	Vical, Inc.	4,725,000
1,410,138	[1,2]	World Heart Corp., Warrants 9/22/2008	833,361
579,313	[1,3]	Xcyte Therapies, Inc.	544,554
		TOTAL	1,232,635,728
		Industrials--14.1%
2,636,800	[1]	ABX Air, Inc.	19,433,216
505,400		Bharat Heavy Electricals Ltd.	9,201,701
1,500,000		CNF Transportation, Inc.	64,125,000
3,000,000		Cendant Corp.	59,730,000
2,300,000		Chicago Bridge & Iron Co., N.V.	51,474,000
744,500	[1]	CoStar Group, Inc.	29,444,975
300,000	[1,2]	Concorde Career Colleges, Inc.	4,471,500
1,000,000	[1,3]	Continental Airlines, Inc., Class B	11,840,000
1,500,000		Cummins, Inc.	102,000,000
385,000	[1]	DRS Technologies, Inc.	17,036,250
3,000,000		Deutsche Post AG	70,241,735
1,000,000	[1]	Educate, Inc.	12,000,000
1,000,000		Expeditors International Washington, Inc.	49,110,000
160,200	[1,3]	Exponent, Inc.	3,817,566
900,000		FedEx Corp.	76,455,000
750,000	[1,3]	Forward Air Corp.	18,045,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
1,500,000	[1]	Interline Brands, Inc.	$24,900,000
59,500		Jet Airways (India) Ltd.	1,804,947
850,000	[1,3]	Kansas City Southern Industries, Inc.	16,082,000
235,209	[3]	Kuehne & Nagel International AG	48,129,648
105,800		Larsen & Toubro Ltd.	2,341,326
841,100		Masco Corp.	26,486,239
1,265,600	[1,2,3]	NuCo2, Inc.	31,070,480
1,351,600		Overnite Corp.	40,520,968
2,190,000		Rinker Group Ltd.	19,560,919
750,000	[1]	Ryanair Holdings PLC, ADR	30,112,500
1,300,000		Ryder Systems, Inc.	48,009,000
220,000	[1]	SI International, Inc.	4,958,800
1,042,500		Simpson Manufacturing Co., Inc.	28,147,500
1,000,000		Southwest Airlines Co.	14,880,000
800,000		United Parcel Service, Inc.	57,048,000
		TOTAL	992,478,270
		Information Technology--15.0%
400,000	[1,3]	ATI Technologies, Inc.	5,973,138
1,843,000	[1]	ATI Technologies, Inc.	27,276,400
1,008,400	[1]	Accenture Ltd.	21,882,280
1,000,000		Adtran, Inc.	20,730,000
1,200,000	[1]	Affiliated Computer Services, Inc., Class A	57,204,000
1,150,000	[1]	Altiris, Inc.	18,733,500
800,000	[1]	Amdocs Ltd.	21,368,000
750,000		Autodesk, Inc.	23,872,500
78,500	[1,3]	Bankrate, Inc.	1,001,660
500,000	[1]	Bankrate, Inc.	6,380,000
1,086,000	[1,3]	Blackboard Inc.	19,700,040
150,000	[1]	Broadcom Corp.	4,486,500
3,138,200	[1]	CSR PLC	18,157,951
1,250,000	[1]	Check Point Software Technologies Ltd.	26,187,500
3,000,000	[1]	Cirrus Logic, Inc.	12,660,000
475,000	[1,3]	Citrix Systems, Inc.	10,687,500
500,000	[1]	Cogent, Inc.	11,250,000
375,000	[1]	Cognos, Inc.	14,190,000
1,000,000	[1]	Comverse Technology, Inc.	22,790,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
2,000,000	[1,2]	Digital Impact, Inc.	$6,980,000
2,174,000	[2]	Dolby Laboratories, Class A	44,458,300
1,373,500	[1,2,3]	eCollege.com	15,300,790
1,059,322	[4,5]	Expand Networks Ltd.	398,305
787,500	[1]	Filenet Corp.	20,868,750
100,000	[1,3]	Google Inc.	22,000,000
1,500,000	[1]	Homestore.com, Inc.	2,940,000
750,000	[1,3]	Hyperion Solutions Corp.	30,502,500
1,083,900	[1,2,3]	Infocrossing, Inc.	17,830,155
356,234	[1,2]	Infocrossing, Inc., Warrants 10/21/2008	3,435,024
200,000	[1,3]	InfoSpace.com, Inc.	6,198,000
610,000	[1]	Intrado, Inc.	7,692,100
287,500	[1]	Iron Mountain, Inc.	8,538,750
45,800	[1]	Jamdat Mobile, Inc.	781,348
1,720,600	[1,2]	Komag, Inc.	40,468,512
198,500	[1]	LeCroy Corp.	2,612,260
1,700,000	[1]	M-Systems Flash Disk Pioneers Ltd.	32,215,000
5,914,800	[1]	MEMC Electronic Materials	69,380,604
300,000	[1]	Macromedia, Inc.	11,883,000
4,680,000	[1,2,3]	Magma Design Automation	28,735,200
1,600,000		Microsemi Corp.	27,072,000
720,000		Microsoft Corp.	18,216,000
900,000	[1,3]	Mobility Electronics, Inc.	6,984,000
1,200,000	[1]	NAVTEQ Corp.	43,704,000
3,075,000	[1,2]	NIC, Inc.	12,945,750
900,000	[1,3]	NetIQ Corp.	9,648,000
530,000	[1,2,4,5]	Online Resources Corp.	4,611,000
1,787,500	[1,2,3]	Online Resources Corp.	15,551,250
1,700,000	[1]	Oracle Corp.	19,652,000
915,000	[1,3]	Portalplayer, Inc.	15,637,350
1,191,600	[1,2,3]	PowerDsine Ltd.	9,473,220
1,550,000	[1]	Quest Software, Inc.	18,383,000
1,500,000	[1]	S1 Corp.	7,920,000
170,000	[1]	Sandisk Corp.	4,029,000
2,184,100	[1]	Seagate Technology Holdings	38,396,478
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
1	[4,5]	Sensable Technologies, Inc.	$307,765
3,751,199	[4,5]	Sensable Technologies, Inc.	0
1,000,000	[1]	Sigmatel Inc.	26,190,000
1,100,000	[1,3]	TNS, Inc.	20,416,000
500,000	[1]	Tata Consultancy Services Ltd.	12,976,464
206,396	[1]	Telvent GIT, S.A.	1,805,965
903,900	[1]	Ultratech Stepper, Inc.	14,390,088
200,000	[1]	ValueClick, Inc.	2,072,000
837,500	[1,3]	Visual Networks, Inc.	1,072,000
450,000	[1]	Xyratex Ltd.	7,479,000
		TOTAL	1,056,681,897
		Materials--2.8%
351,600		Arch Coal, Inc.	15,589,944
4,348,300	[3]	Celanese Corp.	63,267,765
365,480		Cemex S.A. de C.V., ADR	13,157,280
19,910,000		China Metal International Ho	5,810,659
305,100	[1]	Frutarom	2,227,230
694,900		Frutarom, GDR	5,072,770
1,488,800	[1]	Huntsman Corp.	31,324,352
24,292,000	[1]	Lee & Man Paper Manufacturing Ltd.	20,788,560
380,000		Newmont Mining Corp.	14,428,600
550,300		Peabody Energy Corp.	24,086,631
		TOTAL	195,753,791
		Telecommunication Services--1.7%
141,094	[1]	123 Multimedia	6,006,730
6,000,000	[1]	Bharti Televentures	28,536,413
297,800	[1,3]	China Netcom Group Corp. (Hong Kong) Ltd., ADR	7,966,150
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	360,400
5,500,000	[3]	Singapore Telecom Ltd.	8,596,636
1,237,800	[1]	Syniverse Holdings, Inc.	14,977,380
1,885,300	[3]	Telia AB	9,862,849
4,000,000	[1,2]	Time Warner Telecom, Inc.	16,280,000
597,800	[1]	Western Wireless Corp., Class A	23,427,782
		TOTAL	116,014,340
Shares or Units Held			Value
		COMMON STOCKS--continued
		Utilities--1.4%
81,432,400	[1]	China Power International Development Ltd.	$28,205,496
133,600		Consolidated Water Co.	4,514,344
10,000		Electricity Generating PLC	19,909
5,000,000	[3]	Enel SpA	47,451,746
1,480,000	[1]	National Thermal Power Corp. Ltd.	2,793,479
84,319,700		Shanghai Electric Group Corp. Ltd.	18,172,349
		TOTAL	101,157,323
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,422,060,686)	6,576,411,024
		PREFERRED STOCKS--1.0%
		Financials--0.1%
1	[4,5]	Incuvest LLC, Pfd.	0
297,600	[3]	Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC	9,999,360
		TOTAL	9,999,360
		Healthcare--0.4%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	5,179,368
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	16,949
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	7,910
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
4,761,904	[4,5]	Converge Medical, Inc., Pfd., Series C	0
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	606,061
126,065	[4,5]	Dexcom, Inc., Pfd.	882,455
1,041,666	[4,5]	Dexcom, Inc., Pfd., Series B	8,333,328
217,391	[4,5]	Dexcom, Inc., Pfd., Series C	1,739,128
645,161	[4,5]	Dia Dexus, Pfd., Series C	503,226
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	27,022
70,838	[4,5]	Migenix, Inc., Conv. Pfd.	20,267
1,058,043	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	28,351,995
Shares or Units Held			Value
		PREFERRED STOCKS--continued
		Information Technology--0.1%
10,000		Marchex, Inc., Conv. Pfd.	$2,090,000
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	135,870
2,000,000	[4,5]	Ryan Hankin Kent, Inc., Pfd., Series B	0
1,333,334	[4,5]	Sensable Technologies, Inc., Pfd., Series B	725,975
443,979	[4,5]	Sensable Technologies, Inc., Pfd., Series C	443,979
		TOTAL	3,395,824
		Materials--0.1%
347,400		Celanese Corp., Conv. Pfd.	7,868,610
		Telecommunication Services--0.3%
500,000		Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	24,187,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $96,665,111)	73,803,289
		CORPORATE BONDS--1.1%
		Consumer Discretionary--0.3%
26,500,000	[2,4,5]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	20,140,000
		Consumer Staples--0.1%
3,500,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,631,250
		Industrials--0.2%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034	482,370
15,000,000	[2]	School Specialty, Inc., Conv. Sub. Note, 3.75%, 8/1/2023	16,256,250
		TOTAL	16,738,620
		Information Technology--0.4%
25,000,000	[4,5]	BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	28,269,500
		Telecommunication Services--0.0%
2,000,000		American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	2,000,000
		Utilities--0.1%
5,000,000	[3]	Calpine Corp., Sr. Note, 10.50%, 5/15/2006	3,575,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,230,923)	74,354,370
		CORPORATE NOTES--0.0%
		Healthcare--0.0%
1	[4,5]	Ardais Corp., Conv. Note, 8.00%, 12/31/2005 (IDENTIFIED COST $434,259)	21,712
		PURCHASED PUT OPTIONS--0.0%
24,000,000		Bank of New York CHF PUT/USD CALL, Expiration Date, 7/6/2005	84,000
116,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/6/2005	464,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $931,600)	548,000
Principal Amount, Shares, or Units Held			Value
		REPURCHASE AGREEMENTS--2.3%
$102,078,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $102,103,264 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448	$102,078,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.97%, dated 4/29/2005 to be repurchased at $60,014,850 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $1,028,885,134	60,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	162,078,000
		MUTUAL FUND--5.3%
371,780,535	[2]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	371,780,535
		TOTAL INVESTMENTS--103.2% (IDENTIFIED COST $6,133,181,114) [6]	7,258,996,930
		OTHER ASSETS AND LIABILITIES--NET--(3.2)%	(229,022,589)
		TOTAL NET ASSETS--100%	$7,029,974,341
		SCHEDULE OF SECURITIES SOLD SHORT
37,037		Onyx Pharmaceuticals Inc. (Proceeds $1,235,292)	$1,144,073
50,000		Verifone Holdings Inc. (Proceeds $538,152)	$537,500

1 Non-income producing security.

2 Affiliated company. At April 30, 2005, these securities amounted to $2,083,137,758 which represents 29.6% of total net assets.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $180,654,033 which represents 2.6% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2005, these securities amounted to $180,654,033 which represents 2.6% of total net assets.

6 The cost of investments for federal tax purposes amounts to $6,133,143,418.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CHF	--Swiss Franc
EURO	--Euro Dollar
GDR	--Global Depository Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $2,060,653,324 of investments in affiliated issuers (Note 5) and $355,719,026 of securities loaned (identified cost $6,133,181,114)		$7,258,996,930
Cash denominated in foreign currencies (identified cost $36,643,277)		36,501,484
Cash		1,519,642
Income receivable		4,677,444
Receivable for investments sold		153,561,459
Receivable for shares sold		15,019,617
Receivable for foreign currency exchange contracts		507,627
TOTAL ASSETS		7,470,784,203
Liabilities:
Securities sold short, at value (proceeds $1,773,444)	$1,681,573
Payable for investments purchased	38,998,211
Payable for shares redeemed	20,864,107
Payable for collateral due to broker	371,780,535
Payable for foreign currency exchange contracts	3,180
Options written, at value (premium received $931,600)	888,800
Payable for distribution services fee (Note 5)	2,062,081
Payable for shareholder services fee (Note 5)	1,954,491
Accrued expenses	2,576,884
TOTAL LIABILITIES		440,809,862
Net assets for 1,438,918,937 shares outstanding		$7,029,974,341
Net Assets Consist of:
Paid-in capital		$5,531,938,631
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		1,125,826,471
Accumulated net realized gain on investments, options and foreign currency transactions		413,778,950
Net investment income (loss)		(41,569,711)
TOTAL NET ASSETS		$7,029,974,341

Statement of Assets and Liabilities-continued

April 30, 2005 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,869,362,075 ÷ 380,870,922 shares outstanding), no par value, unlimited shares authorized	$4.91
Offering price per share (100/94.50 of $4.91) [1]	$5.20
Redemption proceeds per share	$4.91
Class B Shares:
Net asset value per share ($1,017,631,916 ÷ 211,753,260 shares outstanding), no par value, unlimited shares authorized	$4.81
Offering price per share	$4.81
Redemption proceeds per share ($94.50/100 of $4.81) [1]	$4.55
Class C Shares:
Net asset value per share ($615,808,665 ÷ 128,116,218 shares outstanding), no par value, unlimited shares authorized	$4.81
Offering price per share (100/99.00 of $4.81) [1]	$4.86
Redemption proceeds per share (99.00/100 of $4.81) [1]	$4.76
Class K Shares:
Net asset value per share ($3,527,171,685 ÷ 718,178,537 shares outstanding), no par value, unlimited shares authorized	$4.91
Offering price per share	$4.91
Redemption proceeds per share ($99.80/100 of $4.91) [1]	$4.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $405,859 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $864,829)		$25,403,033
Interest (including income on securities loaned of $991,907)		8,867,501
TOTAL INCOME		34,270,534
Expenses:
Investment adviser fee (Note 5)	$52,042,208
Administrative personnel and services fee (Note 5)	2,933,814
Custodian fees	283,364
Transfer and dividend disbursing agent fees and expenses--Class A	1,066,567
Transfer and dividend disbursing agent fees and expenses--Class B	588,597
Transfer and dividend disbursing agent fees and expenses--Class C	342,863
Transfer and dividend disbursing agent fees and expenses--Class K	2,405,277
Directors'/Trustees' fees	30,314
Auditing fees	20,192
Legal fees	5,214
Portfolio accounting fees	109,414
Distribution services fee--Class A Shares (Note 5)	2,397,651
Distribution services fee--Class B Shares (Note 5)	3,968,849
Distribution services fee--Class C Shares (Note 5)	2,317,493
Distribution services fee--Class K Shares (Note 5)	9,274,227
Shareholder services fee--Class A Shares (Note 5)	2,346,139
Shareholder services fee--Class B Shares (Note 5)	1,322,949
Shareholder services fee--Class C Shares (Note 5)	772,342
Shareholder services fee--Class K Shares (Note 5)	4,574,990
Share registration costs	112,100
Printing and postage	302,890
Insurance premiums	21,556
TOTAL EXPENSES	87,239,010

Statement of Operations-continued

Six Months Ended April 30, 2005 (unaudited)

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,466,474)
Waiver of administrative personnel and services fee	(150,926)
Waiver of distribution services fee--Class A Shares	(264,208)
Waiver of distribution services fee--Class K Shares	(5,517,157)
TOTAL WAIVERS AND REIMBURSEMENT		$(11,398,765)
Net expenses			$75,840,245
Net investment income (loss)			(41,569,711)
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $88,501,833 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $516)			446,302,870
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			(296,799,384)
Net realized and unrealized gain on investments, options and foreign currency transactions			149,503,486
Change in net assets resulting from operations			$107,933,775

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(41,569,711)	$(91,016,407)
Net realized gain on investments, options and foreign currency transactions	446,302,870	496,744,523
Net increase due to reimbursement from Adviser (Note 5)	--	1,302,668
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(296,799,384)	(105,953,336)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,933,775	301,077,448
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(103,256,424)	(11,551,661)
Class B Shares	(58,193,907)	(7,430,141)
Class C Shares	(32,903,117)	(3,378,416)
Class K Shares	(202,750,774)	(31,244,311)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(397,104,222)	(53,604,529)
Share Transactions:
Proceeds from sale of shares	831,325,748	1,836,299,869
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	13,145,214
Net asset value of shares issued to shareholders in payment of distributions declared	363,029,202	49,666,110
Cost of shares redeemed	(730,586,546)	(1,097,024,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	463,768,404	802,086,226
Change in net assets	174,597,957	1,049,559,145
Net Assets:
Beginning of period	6,855,376,384	5,805,817,239
End of period (including net investment income (loss) of $(41,569,711) and $0, respectively)	$7,029,974,341	$6,855,376,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of the Class A Shares, Class B Shares, and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On August 30, 2004, the Fund received a tax-free transfer of assets from the BankNorth Small/Mid Cap Core Fund, as follows:

Class A Shares of the Fund Issued	BankNorth Small/Mid Cap Core Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of BankNorth Small/Mid Cap Core Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,715,953	$13,145,214	$3,413,749	$6,435,704,175	$13,145,214	$6,448,849,389

1 Unrealized Appreciation is included in the BankNorth Small/Mid Cap Core Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
5/2/2005	42,909,626 Euro Dollar	$ 55,503,172	$ 55,218,277	$ 284,895
5/2/2005	3,599,986 Euro Dollar	$ 4,640,022	$ 4,632,644	$ 7,378
5/2/2005	16,459 Euro Dollar	$ 21,215	$ 21,180	$ 35
5/3/2005	1,272,450 Pound Sterling	$ 2,423,636	$ 2,426,816	$ (3,180)
5/5/2005	3,113,261 Pound Sterling	$ 5,942,001	$ 5,937,610	$ 4,391
5/2/2005	94,655,307 Swedish Krona	$ 13,422,820	$13,253,705	$ 169,115
5/3/2005	59,490,287 Swedish Krona	$ 8,371,686	$ 8,329,873	$ 41,813
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 504,447

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2005, the Fund had a realized gain of $839,025 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Aggregate Face Value
Outstanding at 10/31/2004	0	$ 0
Options written	258,000,000	1,796,200
Options bought to close	(118,000,000)	$ (864,600)
Outstanding at 4/30/2005	140,000,000	$ 931,600

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$355,719,026	$371,780,535

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at April 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$2,030,075
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Note, 8.00%, 12/31/2005	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits Corp.	5/24/1995-7/12/2000	176,696
CompBenefits Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	4/10/2001	5,000,000
Converge Medical, Inc., Pfd. Series C	10/25/2001	3,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Denovo Ventures I LP	3/9/2000	8,500,000
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/1/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Dia Dexus, Pfd., Series C	4/4/2000	4,999,998
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	321,984
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	484,175
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Latin Healthcare Fund	11/28/2000	8,573,040
Migenix, Inc., Conv. Pfd.	10/27/2004	1,200,006
Migenix, Inc., Conv. Pfd.	10/27/2004	1,471,687
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Heartlab Partners	4/3/2001	687,795
Security	Acquisition Date	Acquisition Cost
Peachtree Leadscope LLC	4/30/2002	$ 3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Ryan Hankin Kent, Inc., Pfd., Series B	6/5/2000	2,000,000
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	0
Sensable Technologies, Inc.	12/16/2003	277,697
Sensable Technologies, Inc., Pfd., Series B	12/23/1997	2,064,237
Sensable Technologies, Inc., Pfd., Series C	4/5/2000	1,474,010

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	88,304,325	$458,410,399	199,104,620	$998,975,256
Shares issued in connection with tax- free transfer of assets from BankNorth Small/Mid Cap Core Fund	--	--	2,715,953	13,145,214
Shares issued to shareholders in payment of distributions declared	17,503,934	89,095,025	2,070,151	9,957,448
Shares redeemed	(72,086,528)	(374,667,147)	(99,878,026)	(496,795,631)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,721,731	$172,838,277	104,012,698	$525,282,287

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	20,748,154	$105,473,357	62,567,155	$309,410,152
Shares issued to shareholders in payment of distributions declared	10,430,129	52,150,647	1,407,063	6,683,565
Shares redeemed	(17,428,735)	(88,711,796)	(27,540,244)	(135,576,086)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	13,749,548	$68,912,208	36,433,974	$180,517,631

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,581,464	$125,058,503	55,134,068	$272,597,197
Shares issued to shareholders in payment of distributions declared	4,840,651	24,203,261	525,730	2,502,486
Shares redeemed	(11,852,919)	(60,182,561)	(14,872,665)	(73,100,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,569,196	$89,079,203	40,787,133	$201,999,077

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	27,453,492	$142,383,489	50,862,351	$255,317,264
Shares issued to shareholders in payment of distributions declared	38,741,218	197,580,269	6,332,430	30,522,611
Shares redeemed	(39,871,338)	(207,025,042)	(78,282,545)	(391,552,644)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	26,323,372	$132,938,716	(21,087,764)	$(105,712,769)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	91,363,847	$463,768,404	160,146,041	$802,086,226

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, options and short sells was $6,133,143,418. The net unrealized appreciation of investments for federal tax purposes was $1,125,853,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,552,370,414 and net unrealized depreciation from investments for those securities having an excess of cost over value of $426,516,902.

At October 31, 2004, the Fund had a capital loss carryforward of $38,892,825 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$38,892,825

As a result of the tax-free transfer of assets from BankNorth Small/Mid Cap Core Fund, Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund, and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $405,859 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2005, the Sub-Adviser earned a sub-adviser fee of $42,911,996.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $5,600,889 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $553,553 in sales charges from the sale of Class A Shares. FSC also retained $378 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,845 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2005, redemption fees of $344,180 were allocated to cover the cost of redemptions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $4,386,193 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2005, the Fund had total commitments to limited partnerships and limited liability companies of $47,329,425; of this amount $38,386,705 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,942,720.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigate committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,316,498, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies (excluding $371,780,535 invested in Prime Value Obligations Fund) during the six months ended April 30, 2005 are as follows:

	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$37,364,754	$100,825,923	$ --	$309,430,000
[1]	Anika Therapeutics, Inc.	--	4,333,742	--	14,780,000
[1]	Avigen, Inc.	--	--	--	9,930,000
	B&G Foods, Inc.	--	6,480,555	1,917,409	29,018,638
[1]	Brillian Corp.	--	--	--	1,412,460
[1]	CB Richard Ellis Services	56,131,600	40,597,222	--	160,604,075
[1]	Central European Media Enterprises Ltd., Class A	8,434,205	--	--	92,000,000
[1]	Chindex International, Inc.	--	--	--	3,285,600
[1]	Chindex International, Inc., Warrants 3/31/2009	--	--	--	337,907
[2]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	--	--	--	20,140,000
[1]	Conceptus, Inc.	--	--	--	3,666,000
[1]	Conceptus, Inc.	--	--	--	4,364,288
[1]	Conceptus, Inc.	--	28,439	--	21,941,621
[1]	Concorde Career Colleges, Inc.	--	--	--	4,471,500
[1]	Curon Medical, Inc.	--	96,519	--	1,351,522
[1]	Digirad Corp.	5,683,273	-	--	9,548,540
[1]	Digital Impact, Inc.	--	347,049	--	6,980,000
	Dolby Laboratories, Class A	48,918,559	-	--	44,458,300
[1]	Dyax Corp.	--	728,273	--	11,830,550
[1]	Dynavax Technologies Corp.	5,646,120	--	--	5,236,854
[1]	eCollege.com	1,859,421	--	--	15,300,790
[1,2]	Endologix, Inc.	6,217,040	--	--	11,723,108
[1]	Illumina, Inc.	--	--	--	29,460,000
[1]	INAMED Corp.	54,724,972	12,135,833	--	152,100,000
	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Infocrossing, Inc.	$ 856,144	$ --	$ --	$ 17,830,155
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	3,435,024
[1]	Isis Pharmaceuticals, Inc.	--	--	--	11,600,000
	J.D. Wetherspoon PLC	--	41,675,943	401,384	59,579,485
[1]	Komag, Inc.	--	4,918,634	--	40,468,512
[1]	Magma Design Automation	10,426,970	2,348,777	--	28,735,200
[1]	NIC, Inc.	342,000	943,675	--	12,945,750
[1]	Nicox	--	--	--	9,151,633
[1]	NMT Medical, Inc.	--	--	--	8,095,700
[1]	NuCo2, Inc.	14,377,031	--	--	31,070,480
	Nuveen Investments, Class A	118,061,600	--	--	118,026,876
[1]	Online Resources Corp.	--	--	--	4,611,000
[1]	Online Resources Corp.	2,443,750	--	--	15,551,250
	PETsMART, Inc.	2,919,744	68,977,610	483,000	215,865,000
[1]	Pharmacyclics, Inc.	--	162,260	--	18,357,824
[1]	PowerDsine Ltd.	--	--	--	9,473,220
	School Specialty, Inc., Conv. Sub. Note, 3.75%, 8/1/2023	--	--	--	16,256,250
[1]	Time Warner Telecom, Inc.	--	2,194,830	--	16,280,000
[1]	United Surgical Partners International, Inc.	--	3,722,529	--	105,093,750
[1]	Vical, Inc.	--	--	--	4,725,000
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	833,361
	TOTAL OF AFFILIATED TRANSACTIONS	$374,407,183	$290,517,813	$2,801,793	$1,711,357,223

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$2,969,962,569
Sales	$2,749,325,087

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	77.1%
Bermuda	4.9%
Japan	2.4%
Canada	2.2%
United Kingdom	1.8%
Germany	1.3%
India	1.1%
Israel	1.1%
Cayman Islands	0.9%
Netherlands	0.7%
China	0.7%
Switzerland	0.7%
Italy	0.7%
Hong Kong	0.4%
Ireland	0.4%
Australia	0.3%
France	0.2%
Mexico	0.2%
Belgium	0.2%
Sweden	0.1%
Singapore	0.1%
Finland	0.1%
Brazil	0.1%
Spain	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

3RD SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES AND FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005		Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.17	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.63		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	0.46		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)		--
Net Asset Value, End of Period	$18.65		$19.30		$17.07
Total Return [3]	2.11%		14.72%		70.70%

Ratios to Average Net Assets:
Expenses	1.94	% [4]	1.95%		1.95	% [4]
Net investment income (loss)	(1.72	)% [4]	(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.25	% [4]	0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$292,453		$216,310		$121,125
Portfolio turnover	26%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005		Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.22	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.63		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	0.41		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)		--
Net Asset Value, End of Period	$18.46		$19.16		$17.04
Total Return [3]	1.85%		14.09%		70.40%

Ratios to Average Net Assets:
Expenses	2.50	% [4]	2.50%		2.50	% [4]
Net investment income (loss)	(2.28	)% [4]	(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.20	% [4]	0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$103,845		$87,938		$43,390
Portfolio turnover	26%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005		Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.22	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.62		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	0.40		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(1.11)		(0.25)		--
Net Asset Value, End of Period	$18.45		$19.16		$17.04
Total Return [3]	1.80%		14.09%		70.40%

Ratios to Average Net Assets:
Expenses	2.50	% [4]	2.50%		2.50	% [4]
Net investment income (loss)	(2.28	)% [4]	(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.20	% [4]	0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$125,216		$100,873		$47,696
Portfolio turnover	26%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,021.10	$ 9.72
Class B Shares	$1,000	$1,018.50	$12.51
Class C Shares	$1,000	$1,018.00	$12.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$ 9.69
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.94%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	34.4%
Information Technology	25.0%
Industrials	19.1%
Healthcare	17.8%
Financials	3.5%
Telecommunications Services	0.3%
Consumer Staples	0.1%
Utilities	0.1%
Cash Equivalents [2]	1.0%
Other Assets and Liabilities--Net [3]	(1.3)%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities assigned to, the classifications of the Global Industry Classification system except that the adviser assigns an index classification to securities not classified by the Global Industry classification system and to securities for which the adviser does not have access to the classification made by the Global Industry Classification system.

2 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--100.3%
		Consumer Discretionary--34.4%
325,290	[1]	1-800-FLOWERS.COM, Inc.	$2,179,443
216,300	[1]	A.C. Moore Arts & Crafts, Inc.	5,625,963
850,000	[1]	Advance Auto Parts, Inc.	45,347,500
50,950		Applebee's International, Inc.	1,262,541
24,200		Arbitron, Inc.	1,024,144
154,000	[1]	Buffalo Wild Wings, Inc.	4,684,680
60,000	[1]	Cabela's, Inc., Class A	1,195,800
269,350	[1]	Cache, Inc.	3,019,413
100,000	[1]	Carter's, Inc.	3,772,000
162,894	[1]	Celebrate Express, Inc.	2,317,982
766,100	[1]	Central European Media Enterprises Ltd., Class A	35,240,600
104,745	[1]	Cost Plus, Inc.	2,429,036
90,300	[1]	Ctrip.com International Ltd., ADR	3,962,364
38,400	[1]	Design Within Reach, Inc.	586,752
238,218	[1]	Dick's Sporting Goods, Inc.	7,327,586
166,217	[1]	eCost.com, Inc.	700,605
616,520		J.D. Wetherspoon PLC	2,953,845
53,150	[1]	Lamar Advertising Co.	1,986,747
129,000	[1]	Lodgenet Entertainment Corp.	2,100,120
308,498	[1]	Monro Muffler Brake, Inc.	7,897,549
238,500	[1]	New York & Company	4,574,430
76,506		Orient-Express Hotel Ltd.	2,009,813
137,700	[1]	PC Mall, Inc.	733,941
701,800	[1]	PETCO Animal Supplies, Inc.	21,966,340
4,400		PETsMART, Inc.	117,260
44,000	[1]	Premiere AG	1,689,017
74,800	[1]	Prestige Brands Holdings, Inc.	1,346,400
1,699	[1]	SKY Perfect Communications, Inc.	1,264,783
153,200		Speedway Motorsports, Inc.	5,254,760
26,000	[1,2]	Submarino SA	383,500
155,500	[1]	Texas Roadhouse, Inc.	4,046,110
5,900		Winnebago Industries, Inc.	171,926
		TOTAL	179,172,950
Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--0.1%
51,900		B&G Foods, Inc.	$765,006
		Financials--3.5%
140,000	[1]	Advance America Cash Advance, Inc.	1,950,200
23,958	[1]	Affiliated Managers Group	1,498,094
23,400		Endurance Specialty Holdings Ltd.	847,080
91,600		First Potomac Realty Trust	2,052,756
30,600		Global Signal, Inc.	913,104
16,300		Mercury General Corp.	861,618
29,100	[1]	Philadelphia Consolidated Holding Corp.	2,182,500
32,300	[1,2]	RHJ International	822,992
6,820		SFCG Co. Ltd.	1,755,793
380,300	[1]	QC Holdings, Inc.	4,928,688
31,700		U-Store-It Trust	554,116
		TOTAL	18,366,941
		Healthcare--17.8%
584,700	[1]	Abgenix, Inc.	4,075,359
34,200	[1]	Acadia Pharmaceuticals, Inc.	258,210
390,000	[1]	Acusphere, Inc.	1,872,000
59,000	[1,2]	Adaltis, Inc.	168,799
53,100	[1]	Adaltis, Inc.	151,919
24,300	[1]	Adeza Biomedical Corp.	309,825
346,778	[1]	Alexion Pharmaceuticals, Inc.	7,192,176
44,200	[1]	Arthrocare Corp.	1,298,596
213,900	[1]	Auxilium Pharmaceutical, Inc.	1,028,859
251,200	[1]	Bioenvision, Inc.	1,607,680
142,100	[1]	Biovail Corp.	1,966,664
693,800	[1]	Cambridge Heart, Inc.	222,016
694,700	[1]	Ciphergen Biosystems, Inc.	1,042,050
1,200	[1]	Conceptus, Inc.	7,332
113,100	[1]	Cubist Pharmaceuticals, Inc.	1,023,555
187,180	[1]	Cytyc Corp.	3,988,806
94,500	[1]	Digirad Corp.	548,100
387,500	[1]	Discovery Partners International	1,240,000
512,500	[1]	Dynavax Technologies Corp.	2,060,250
119,200	[1]	Endologix, Inc.	604,344
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
95,000	[1]	Eyetech Pharmaceuticals, Inc.	$2,184,050
865,400	[1]	Genaera Corp.	1,652,914
253,300	[1]	Human Genome Sciences, Inc.	2,619,122
67,600	[1]	I-Flow Corp.	961,272
188,594	[1]	INAMED Corp.	11,474,059
108,978	[1]	Illumina, Inc.	1,070,164
193,600	[1]	Incyte Genomics, Inc.	1,266,144
105,934	[1]	Kyphon, Inc.	2,770,174
62,800	[1]	Magellan Health Services, Inc.	2,138,968
50,000	[1]	Nektar Therapeutics	713,000
318,100	[1]	Neurochem, Inc.	2,306,225
63,200	[1]	Northfield Laboratories, Inc.	909,448
255,981	[1]	Orthofix International NV	12,031,107
206,200	[1]	Penwest Pharmaceuticals Co.	2,639,360
975,000	[1]	Point Therapeutics, Inc.	4,387,500
147,300	[1]	Progenics Pharmaceuticals, Inc.	2,623,413
116,300	[1]	Regeneron Pharmaceuticals, Inc.	646,628
200,700	[1]	Spectrum Pharmaceuticals, Inc.	1,089,801
27,300	[1]	Stratagene Corp.	227,955
39,300	[1]	Transkaryotic Therapies, Inc.	1,331,484
75,660	[1]	United Surgical Partners International, Inc.	3,347,955
422,200	[1]	Vical, Inc.	1,595,916
92,200	[1]	Vicuron Pharmaceuticals, Inc.	1,507,470
295,800		Xenova Group PLC, ADR	242,556
170,100	[1]	YM Biosciences, Inc.	400,140
6,500	[1]	Zoll Medical Corp.	147,810
		TOTAL	92,951,175
		Industrials--19.1%
2,435,200	[1]	ABX Air, Inc.	17,947,424
54,700		CNF Transportation, Inc.	2,338,425
65,182	[1]	CoStar Group, Inc.	2,577,948
73,740	[1]	Concorde Career Colleges, Inc.	1,099,095
118,040	[1]	DRS Technologies, Inc.	5,223,270
101,000	[1]	Educate, Inc.	1,212,000
89,104		Expeditors International Washington, Inc.	4,375,897
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
38,612	[1]	Exponent, Inc.	$920,124
447,240	[1]	Forward Air Corp.	10,760,594
416,500	[1]	Innovative Solutions and Support, Inc.	13,144,740
85,400	[1]	Interline Brands, Inc.	1,417,640
6,600		Kuehne & Nagel International AG	1,350,525
39,600	[1]	Landstar System, Inc.	1,213,740
149,300	[1]	Mastec, Inc.	1,007,775
70,426	[1]	Monster Worldwide, Inc.	1,620,502
235,800	[1]	NuCo2, Inc.	5,788,890
364,500		Overnite Corp.	10,927,710
667,900	[1]	Quality Distribution, Inc.	6,518,704
16,400		Roper Industries, Inc.	1,109,788
154,500		Ryder Systems, Inc.	5,705,685
66,700		Simpson Manufacturing Co., Inc.	1,800,900
116,488		Vicor Corp.	1,374,558
		TOTAL	99,435,934
		Information Technology--25.0%
319,800	[1,2]	20-20 Technologies, Inc.	2,173,003
203,800		ARM Holdings PLC, ADR	1,100,520
116,360	[1]	ATI Technologies, Inc.	1,722,128
171,300		Adtran, Inc.	3,551,049
120,118	[1]	Altiris, Inc.	1,956,722
47,300	[1]	Bankrate, Inc.	603,548
107,700	[1]	Blackboard Inc.	1,953,678
72,000	[1]	Business Objects SA, ADR	1,858,320
1,322,100	[1]	CSR PLC	7,649,808
93,660	[1]	Cabot Microelectronics Corp.	2,696,471
181,922	[1]	Ceva, Inc.	1,213,420
546,400	[1]	Cirrus Logic, Inc.	2,305,808
24,852	[1]	Cognos, Inc.	940,400
164,300		Dolby Laboratories, Class A	3,359,935
118,949	[1]	eCollege.com	1,325,092
681,200	[1]	EMCORE Corp.	1,989,104
486,600	[1]	Epicor Software Corp.	5,357,466
105,552	[1]	Filenet Corp.	2,797,128
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
53,072	[1]	Foundry Networks, Inc.	$445,805
119,000	[1]	Fundtech Ltd.	1,190,000
54,000	[1]	Hummingbird Ltd.	1,110,240
116,300	[1]	Hyperion Solutions Corp.	4,729,921
147,400	[1]	Indus International, Inc.	319,858
298,333	[1]	Infocrossing, Inc.	4,907,578
89,059	[1]	Infocrossing, Inc., Warrants	858,761
82,382	[1]	Intrado, Inc.	1,038,837
145,000	[1]	Jamdat Mobile, Inc.	2,473,700
45,800	[1]	Jupitermedia Corp.	582,118
161,500	[1]	Komag, Inc.	3,798,480
90,700	[1]	M-Systems Flash Disk Pioneers Ltd.	1,718,765
447,100	[1]	MEMC Electronic Materials	5,244,483
77,400	[1]	MKS Instruments, Inc.	1,145,520
260,802	[1]	Magma Design Automation	1,601,324
1,167,100	[1]	Maxtor Corp.	5,660,435
210,000	[1]	Microsemi Corp.	3,553,200
186,500	[1]	Mobility Electronics, Inc.	1,447,240
174,800	[1]	Motive, Inc.	1,447,344
68,000	[1]	NAVTEQ Corp.	2,476,560
298,142	[1]	NIC, Inc.	1,255,178
56,200	[1]	NetIQ Corp.	602,464
192,300	[1]	Niku Corp.	3,030,648
399,659	[1]	Online Resources Corp.	3,477,033
45,000	[1,2]	Online Resources Corp.	391,500
260,600	[1]	Onvia.com, Inc.	1,170,094
141,900	[1]	Orckit Communications Ltd.	2,779,821
266,880	[1]	Pervasive Software, Inc.	1,232,986
352,400	[1]	PowerDsine Ltd.	2,801,580
185,200	[1]	Quest Software, Inc.	2,196,472
305,630	[1]	Radvision Ltd.	3,707,292
181,100	[1]	S1 Corp.	956,208
69,100		SS&C Technologies, Inc.	1,755,831
117,612	[1]	Sigmatel Inc.	3,080,258
279,800	[1]	Sonic Solutions	4,110,262
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
120,400	[1]	Support.com, Inc.	$571,900
64,600	[1]	TNS, Inc.	1,198,976
12,700	[1]	Telvent GIT, S.A.	111,125
224,500	[1]	Ultratech Stepper, Inc.	3,574,040
103,828	[1]	ValueClick, Inc.	1,075,658
613,650	[1]	Visual Networks, Inc.	785,472
		TOTAL	130,168,567
		Telecommunication Services--0.3%
415,100	[1]	Time Warner Telecom, Inc.	1,689,457
		Utilities--0.1%
19,700		Consolidated Water Co.	665,663
		TOTAL COMMON STOCKS (IDENTIFIED COST $484,562,291)	523,215,693
		REPURCHASE AGREEMENT--1.0%
$5,095,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $5,096,261 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	5,095,000
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $489,657,291) [3]	528,310,693
		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(6,796,590)
		TOTAL NET ASSETS--100%	$521,514,103

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $3,939,794 which represents 0.8% of total net assets.

3 The cost of investments for federal tax purposes amounts to $489,657,291.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including (identified cost $489,657,291)		$528,310,693
Cash		1,494,446
Cash denominated in foreign currencies (identified cost $480,748)		478,169
Income receivable		75,548
Receivable for investments sold		252,301
Receivable for shares sold		2,921,911
TOTAL ASSETS		533,533,068
Liabilities:
Payable for investments purchased	$6,933,933
Payable for shares redeemed	4,669,295
Payable for distribution services fee (Note 5)	194,114
Payable for shareholder services fee (Note 5)	108,722
Accrued expenses	112,901
TOTAL LIABILITIES		12,018,965
Net assets for 28,089,813 shares outstanding		$521,514,103
Net Assets Consist of:
Paid-in capital		$476,006,340
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		38,651,096
Accumulated net realized gain on investments and foreign currency transactions		12,023,608
Net investment income (loss)		(5,166,941)
TOTAL NET ASSETS		$521,514,103
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($292,452,918 ÷ 15,677,920 shares outstanding), no par value, unlimited shares authorized		$18.65
Offering price per share (100/94.50 of $18.65) [1]		$19.74
Redemption proceeds per share		$18.65
Class B Shares:
Net asset value per share ($103,845,414 ÷ 5,626,620 shares outstanding), no par value, unlimited shares authorized		$18.46
Offering price per share		$18.46
Redemption proceeds per share (94.50/100 of $18.46) [1]		$17.44
Class C Shares:
Net asset value per share ($125,215,771 ÷ 6,785,273 shares outstanding), no par value, unlimited shares authorized		$18.45
Offering price per share (100/99.00 of $18.45) [1]		$18.64
Redemption proceeds per share (99.00/100 of $18.45) [1]		$18.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $2,808 received from affiliated issuers (Note 5) and net foreign taxes withheld of $3,273)			$314,723
Interest			279,767
TOTAL INCOME			594,490
Expenses:
Investment adviser fee (Note 5)		$3,747,370
Administrative personnel and services fee (Note 5)		211,255
Custodian fees		14,529
Transfer and dividend disbursing agent fees and expenses		333,255
Directors'/Trustees' fees		2,548
Auditing fees		25,465
Legal fees		4,412
Portfolio accounting fees		59,532
Distribution services fee--Class A Shares (Note 5)		375,288
Distribution services fee--Class B Shares (Note 5)		392,396
Distribution services fee--Class C Shares (Note 5)		454,039
Shareholder services fee--Class A Shares (Note 5)		370,837
Shareholder services fee--Class B Shares (Note 5)		130,799
Shareholder services fee--Class C Shares (Note 5)		151,315
Share registration costs		54,146
Printing and postage		24,754
Insurance premiums		4,799
Miscellaneous		8,777
TOTAL EXPENSES		6,365,516
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(514,416)
Waiver of administrative personnel and services fee	(10,869)
Waiver of distribution services fee--Class A Shares	(74,371)
Reimbursement of shareholder services fee--Class A Shares	(11,055)
TOTAL WAIVERS AND REIMBURSEMENT		(610,711)
Net expenses			5,754,805
Net investment income (loss)			(5,160,315)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			12,961,726
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(6,395,007)
Net realized and unrealized gain on investments and foreign currency transactions			6,566,719
Change in net assets resulting from operations			$1,406,404

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,160,315)	$(6,460,798)
Net realized gain on investments and foreign currency transactions	12,961,726	29,801,195
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(6,395,007)	14,366,268
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,406,404	37,706,665
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(13,099,621)	(1,808,137)
Class B Shares	(5,217,982)	(675,185)
Class C Shares	(5,922,027)	(775,015)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,239,630)	(3,258,337)
Share Transactions:
Proceeds from sale of shares	225,355,168	302,826,615
Net asset value of shares issued to shareholders in payment of distributions declared	20,393,516	2,672,605
Cost of shares redeemed	(106,521,734)	(147,038,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	139,226,950	158,461,115
Change in net assets	116,393,724	192,909,443
Net Assets:
Beginning of period	405,120,379	212,210,936
End of period (including net investment income (loss) of $(5,166,941) and $(6,626), respectively)	$521,514,103	$405,120,379

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,105,854	$160,883,798	10,018,883	$183,214,693
Shares issued to shareholders in payment of distributions declared	558,167	10,900,994	84,607	1,437,466
Shares redeemed	(4,193,671)	(83,030,622)	(5,990,616)	(108,147,571)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,470,350	$88,754,170	4,112,874	$76,504,588

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,326,737	$26,213,247	2,969,353	$54,192,213
Shares issued to shareholders in payment of distributions declared	235,510	4,561,837	34,604	586,541
Shares redeemed	(524,742)	(10,325,305)	(961,187)	(17,500,463)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,037,505	$20,449,779	2,042,770	$37,278,291

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,934,260	$38,258,123	3,599,810	$65,419,709
Shares issued to shareholders in payment of distributions declared	254,553	4,930,685	38,265	648,598
Shares redeemed	(669,417)	(13,165,807)	(1,171,866)	(21,390,071)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,519,396	$30,023,001	2,466,209	$44,678,236
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,027,251	$139,226,950	8,621,853	$158,461,115

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $489,657,291. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $38,653,402. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,447,127 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,793,725.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and totaled $2,808 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2005, the Sub-Adviser earned a sub-adviser fee of $3,089,937.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $519,845 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $122,456 in sales charges from the sale of Class A Shares. FSC also retained $3,633 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $11,533 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2005, were as follows:

Purchases	$248,705,750
Sales	$131,857,901

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

28534 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

7TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.56		$7.37		$6.47		$7.95		$13.37		$12.78
Income From Investment Operations:
Net investment income (loss)	0.02	[1]	(0.02	) [1]	(0.03	) [1]	(0.04	) [1]	(0.06)		(0.13	) [1]
Net realized and unrealized gain (loss) on investments	0.08		0.21		0.93		(1.44)		(5.36)		0.72
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.19		0.90		(1.48)		(5.42)		0.59
Net Asset Value, End of Period	$7.66		$7.56		$7.37		$6.47		$ 7.95		$13.37
Total Return [2]	1.32%		2.58%		13.91%		(18.62)%		(40.54)%		4.62%

Ratios to Average Net Assets:
Expenses	1.51	% [3]	1.44	% [4]	1.56	% [4]	1.46	% [4]	1.37%		1.25%
Net investment income (loss)	0.40	% [3]	(0.31)%		(0.44)%		(0.47)%		(0.60)%		(0.84)%
Expense waiver/reimbursement [5]	0.01	% [3]	0.01%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$139,417		$144,921		$148,090		$144,499		$228,433		$427,514
Portfolio turnover	67%		103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.50%, 1.43%, 1.54%, and 1.44% after taking into account these expense reductions for the six-month period ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.26		$7.13		$6.31		$7.82		$13.24		$12.75
Income From Investment Operations:
Net investment income (loss)	(0.01	) [1]	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.16)		(0.24	) [1]
Net realized and unrealized gain (loss) on investments	0.09		0.21		0.90		(1.42)		(5.26)		0.73
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.13		0.82		(1.51)		(5.42)		0.49
Net Asset Value, End of Period	$7.34		$7.26		$7.13		$6.31		$ 7.82		$13.24
Total Return [2]	1.10%		1.82%		13.00%		(19.31)%		(40.94)%		3.84%

Ratios to Average Net Assets:
Expenses	2.26	% [3]	2.19	% [4]	2.31	% [4]	2.21	% [4]	2.12%		2.00%
Net investment income (loss)	(0.33	)% [3]	(1.06)%		(1.19)%		(1.22)%		(1.35)%		(1.59)%
Expense waiver/reimbursement [5]	0.01	% [3]	0.01%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$85,710		$95,901		$116,166		$121,572		$205,699		$400,171
Portfolio turnover	67%		103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.25%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.26		$7.13		$6.31		$7.82		$13.23		$12.75
Income From Investment Operations:
Net investment income (loss)	(0.01	) [1]	(0.08	) [1]	(0.08	) [1]	(0.09	) [1]	(0.15)		(0.24	) [1]
Net realized and unrealized gain (loss) on investments	0.09		0.21		0.90		(1.42)		(5.26)		0.72
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.13		0.82		(1.51)		(5.41)		0.48
Net Asset Value, End of Period	$7.34		$7.26		$7.13		$6.31		$ 7.82		$13.23
Total Return [2]	1.10%		1.82%		13.00%		(19.31)%		(40.89)%		3.76%

Ratios to Average Net Assets:
Expenses	2.26	% [3]	2.19	% [4]	2.31	% [4]	2.21	% [4]	2.12%		2.00%
Net investment income (loss)	(0.35	)% [3]	(1.06)%		(1.19)%		(1.22)%		(1.35)%		(1.59)%
Expense waiver/reimbursement [5]	0.01	% [3]	0.01%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,726		$13,866		$15,444		$16,067		$30,148		$57,560
Portfolio turnover	67%		103%		126%		233%		221%		173%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.25%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,013.20	$ 7.54
Class B Shares	$1,000	$1,011.00	$11.27
Class C Shares	$1,000	$1,011.00	$11.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.31	$ 7.55
Class B Shares	$1,000	$1,013.59	$11.28
Class C Shares	$1,000	$1,013.59	$11.28

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.51%
Class B Shares	2.26%
Class C Shares	2.26%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	27.0%
Healthcare	22.1%
Consumer Discretionary	18.9%
Industrials	10.3%
Consumer Staples	9.2%
Financials	5.3%
Energy	4.2%
Materials	2.7%
Securities Lending Collateral [2]	1.3%
Cash Equivalents [3]	0.2%
Other Assets and Liabilities--Net [4]	(1.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--99.7%
		Consumer Discretionary--18.9%
40,000		Centex Corp.	$2,308,800
80,000		Clear Channel Communications, Inc.	2,555,200
46,000	[1]	Coach, Inc.	1,232,800
100,000	[1]	eBay, Inc.	3,173,000
50,000		Home Depot, Inc.	1,768,500
207,900	[1]	Interpublic Group Cos., Inc.	2,673,594
31,500	[1]	Las Vegas Sand Corp.	1,179,675
40,000		Lowe's Cos., Inc.	2,084,400
30,000	[1]	MGM Grand, Inc.	2,094,300
21,000		Marriott International, Inc., Class A	1,317,750
80,000		McDonald's Corp.	2,344,800
150,000		News Corp., Inc.	2,292,000
28,000		Nordstrom, Inc.	1,423,240
90,000		PetSmart, Inc.	2,398,500
23,000	[1]	Sears Holdings Corp.	3,110,520
65,000	[1]	Starbucks Corp.	3,218,800
20,000		Station Casinos, Inc.	1,290,600
70,000	[1]	Time Warner, Inc.	1,176,700
30,000	[1]	Urban Outfitters, Inc.	1,329,000
75,000		Viacom, Inc., Class B	2,596,500
40,000		Walt Disney Co.	1,056,000
80,000	[1]	XM Satellite Radio Holdings, Inc., Class A	2,219,200
		TOTAL	44,843,879
		Consumer Staples--9.2%
39,000		Altria Group, Inc.	2,534,610
100,000		Coca-Cola Co.	4,344,000
25,000	[1]	Constellation Brands, Inc., Class A	1,317,750
80,000		PepsiCo, Inc.	4,451,200
50,000		Procter & Gamble Co.	2,707,500
200,000	[1]	Rite Aid Corp.	726,000
125,000		Wal-Mart Stores, Inc.	5,892,500
		TOTAL	21,973,560
Shares			Value
		COMMON STOCKS--continued
		Energy--4.2%
20,000		Apache Corp.	$1,125,800
25,000		Devon Energy Corp.	1,129,250
45,000		Exxon Mobil Corp.	2,566,350
50,000		GlobalSantaFe Corp.	1,680,000
30,000		Halliburton Co.	1,247,700
50,000	[1]	Transocean Sedco Forex, Inc.	2,318,500
		TOTAL	10,067,600
		Financials--5.3%
25,000		Allstate Corp.	1,404,000
35,000		Capital One Financial Corp.	2,481,150
50,000		Citigroup, Inc.	2,348,000
40,000		Franklin Resources, Inc.	2,747,200
70,000		Morgan Stanley	3,683,400
		TOTAL	12,663,750
		Healthcare--22.1%
75,000		Abbott Laboratories	3,687,000
34,800		Aetna, Inc.	2,553,276
58,050	[1]	Caremark Rx, Inc.	2,324,903
60,000	[1]	Genentech, Inc.	4,256,400
100,000	[1]	Gilead Sciences, Inc.	3,710,000
45,000		HCA - The Healthcare Corp.	2,512,800
150,000		Johnson & Johnson	10,294,500
64,000		McKesson HBOC, Inc.	2,368,000
75,000		Medtronic, Inc.	3,952,500
400,000		Pfizer, Inc.	10,868,000
31,600		UnitedHealth Group, Inc.	2,986,516
65,000		Wyeth	2,921,100
		TOTAL	52,434,995
		Industrials--10.3%
95,000		3M Co.	7,264,650
160,000		General Electric Co.	5,792,000
20,000		ITT Industries, Inc.	1,809,200
40,000		Masco Corp.	1,259,600
165,000		Southwest Airlines Co.	2,455,200
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
50,000		Tyco International Ltd.	$1,565,500
20,000		Union Pacific Corp.	1,278,600
30,000		United Parcel Service, Inc.	2,139,300
10,000		United Technologies Corp.	1,017,200
		TOTAL	24,581,250
		Information Technology--27.0%
400,000	[1]	Applied Materials, Inc.	5,948,000
60,000	[1]	Check Point Software Technologies Ltd.	1,257,000
315,000	[1]	Cisco Systems, Inc.	5,443,200
313		Computer Associates International, Inc.	8,419
50,000	[1]	Cymer, Inc.	1,239,500
125,000	[1]	Dell, Inc.	4,353,750
200,000	[1]	EMC Corp. Mass	2,624,000
80,000		IBM Corp.	6,110,400
397,600		Intel Corp.	9,351,552
65,000	[1]	KLA-Tencor Corp.	2,536,300
55,000	[1]	Lexmark International Group, Class A	3,819,750
300,000		Microsoft Corp.	7,590,000
257,200		Motorola, Inc.	3,945,448
75,000		Paychex, Inc.	2,295,000
50,000	[1]	Research in Motion Ltd.	3,220,500
35,000		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	1,380,050
215,000	[2]	STMicroelectronics NV	3,053,000
		TOTAL	64,175,869
		Materials--2.7%
40,000		Air Products & Chemicals, Inc.	2,349,200
50,000		Ball Corp.	1,975,000
30,000		Freeport-McMoRan Copper & Gold, Inc., Class B	1,039,800
29,900	[1]	Inco Ltd.	1,068,626
		TOTAL	6,432,626
		TOTAL COMMON STOCKS (IDENTIFIED COST $220,190,253)	237,173,529
Principal Amount or Shares			Value
		REPURCHASE AGREEMENT--0.2%
$520,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005, to be repurchased at $520,129 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	$520,000
		MUTUAL FUND--1.3%
3,040,650	[3]	Prime Value Obligations Fund, IS Shares (at net asset value) (held as collateral for securities lending)	3,040,650
		TOTAL INVESTMENTS--101.2% (IDENTIFIED COST $223,750,903) [4]	240,734,179
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(2,881,112)
		TOTAL NET ASSETS--100%	$237,853,067

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $223,750,903.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $3,040,650 of investments in affiliated issuers (Note 5) and $2,977,740 of securities loaned (identified cost $223,750,903)		$240,734,179
Cash		8,683
Income receivable		113,061
Receivable for investments sold		4,623,823
Receivable for shares sold		202,553
TOTAL ASSETS		245,682,299
Liabilities:
Payable for investments purchased	$3,469,199
Payable for shares redeemed	868,212
Payable for distribution services fee (Note 5)	91,831
Payable for shareholder services fee (Note 5)	20,846
Payable for collateral due to broker	3,040,650
Accrued expenses	338,494
TOTAL LIABILITIES		7,829,232
Net assets for 31,604,156 shares outstanding		$237,853,067
Net Assets Consist of:
Paid-in capital		$652,947,587
Net unrealized appreciation of investments		16,983,276
Accumulated net realized loss on investments		(432,189,599)
Undistributed net investment income		111,803
TOTAL NET ASSETS		$237,853,067
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($139,416,627 ÷ 18,190,362 shares outstanding) no par value, unlimited shares authorized		$7.66
Offering price per share (100/94.50 of $7.66) [1]		$8.11
Redemption proceeds per share		$7.66
Class B Shares:
Net asset value per share ($85,710,013 ÷ 11,679,382 shares outstanding) no par value, unlimited shares authorized		$7.34
Offering price per share		$7.34
Redemption proceeds per share (94.50/100 of $7.34) [1]		$6.94
Class C Shares:
Net asset value per share ($12,726,427 ÷ 1,734,412 shares outstanding) no par value, unlimited shares authorized		$7.34
Offering price per share (100/99.00 of $7.34) [1]		$7.41
Redemption proceeds per share (99.00/100 of $7.34) [1]		$7.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $2,405 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $2,178)			$2,376,959
Interest (including income on securities loaned of $8,735)			37,259
TOTAL INCOME			2,414,218
Expenses:
Investment adviser fee (Note 5)		$951,010
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		8,279
Transfer and dividend disbursing agent fees and expenses		404,982
Directors'/Trustees' fees		1,803
Auditing fees		10,735
Legal fees		3,692
Portfolio accounting fees		45,191
Distribution services fee--Class A Shares (Note 5)		182,865
Distribution services fee--Class B Shares (Note 5)		349,932
Distribution services fee--Class C Shares (Note 5)		52,483
Shareholder services fee--Class B Shares (Note 5)		116,644
Shareholder services fee--Class C Shares (Note 5)		17,466
Share registration costs		27,035
Printing and postage		43,999
Insurance premiums		4,669
Miscellaneous		354
TOTAL EXPENSES		2,335,194
Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(1,914)
Waiver of administrative personnel and services fee (Note 5)	(17,433)
Fees paid indirectly from directed brokerage arrangements	(13,432)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(32,779)
Net expenses			2,302,415
Net investment income			111,803
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			10,201,367
Net change in unrealized appreciation of investments			(6,460,181)
Net realized and unrealized gain on investments			3,741,186
Change in net assets resulting from operations			$3,852,989

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$111,803	$(1,801,281)
Net realized gain on investments	10,201,367	31,352,618
Net change in unrealized appreciation/depreciation of investments	(6,460,181)	(23,768,805)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,852,989	5,782,532
Share Transactions:
Proceeds from sale of shares	20,544,752	59,715,920
Cost of shares redeemed	(41,232,390)	(90,510,454)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,687,638)	(30,794,534)
Change in net assets	(16,834,649)	(25,012,002)
Net Assets:
Beginning of period	254,687,716	279,699,718
End of period (including undistributed net investment income of $111,803 and $0, respectively)	$237,853,067	$254,687,716

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,977,740	$3,040,650

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,118,788	$16,752,010	6,029,655	$46,409,335
Shares redeemed	(3,106,632)	(24,546,883)	(6,951,396)	(52,887,279)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(987,844)	$(7,794,873)	(921,741)	$(6,477,944)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	311,496	$2,369,201	1,236,738	$9,202,313
Shares redeemed	(1,837,424)	(13,944,384)	(4,313,960)	(31,661,850)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,525,928)	$(11,575,183)	(3,077,222)	$(22,459,537)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	188,167	$1,423,541	555,356	$4,104,272
Shares redeemed	(363,245)	(2,741,123)	(810,747)	(5,961,325)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(175,078)	$(1,317,582)	(255,391)	$(1,857,053)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,688,850)	$(20,687,638)	(4,254,354)	$(30,794,534)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $223,750,903. The net unrealized appreciation of investments for federal tax purposes was $16,983,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,696,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,712,729.

At October 31, 2004, the Fund had a capital loss carryforward of $439,248,622 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 46,435,067
2009	$ 294,478,872
2010	$ 76,646,626
2011	$ 21,688,057

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. FGIMC may voluntarily choose to waive any portion of its fee. FGIMC can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $2,405 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $193,854 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $9,778 in sales charges from the sale of Class A Shares. FSC also retained $39 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2005, the Fund's expenses were reduced by $13,432 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$167,345,825
Sales	$186,813,231

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-02 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

5TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$13.48		$12.32		$10.77		$11.14		$10.00
Income From Investment Operations:
Net investment income	0.10	[2]	0.24	[2]	0.44		0.39	[3]	0.42
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.05)		1.26		1.57		(0.30	) [3]	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.05		1.50		2.01		0.09		1.55
Less Distributions:
Distributions from net investment income	(0.21)		(0.34)		(0.40)		(0.42)		(0.41)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.40)		(0.34)		(0.46)		(0.46)		(0.41)
Net Asset Value, End of Period	$13.13		$13.48		$12.32		$10.77		$11.14
Total Return [4]	0.38%		12.29%		19.09%		0.56%		15.67%

Ratios to Average Net Assets:
Expenses	1.20	% [5,6]	1.23	% [6]	1.29	% [6]	1.31	% [6]	1.28	% [5]
Net investment income	1.50	% [5]	1.83%		3.90%		3.90	% [3]	4.63	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]	0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,219,078		$997,231		$480,376		$189,611		$36,774
Portfolio turnover	39%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.20%, 1.23%, 1.28%, and 1.31% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$13.42		$12.27		$10.74		$11.12		$10.00
Income From Investment Operations:
Net investment income	0.05	[2]	0.14	[2]	0.34		0.35	[3]	0.38
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.05)		1.25		1.57		(0.35	) [3]	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.00		1.39		1.91		0.00		1.48
Less Distributions:
Distributions from net investment income	(0.16)		(0.24)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.35)		(0.24)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.07		$13.42		$12.27		$10.74		$11.12
Total Return [4]	0.01%		11.46%		18.16%		(0.19)%		15.00%

Ratios to Average Net Assets:
Expenses	1.96	% [5,6]	1.98	% [6]	2.04	% [6]	2.06	% [6]	2.03	% [5]
Net investment income	0.74	% [5]	1.08%		3.14%		3.30	% [3]	3.81	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$436,977		$391,890		$248,695		$115,531		$33,481
Portfolio turnover	39%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.96%, 1.98%, 2.03%, and 2.06% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$13.40		$12.25		$10.73		$11.11		$10.00
Income From Investment Operations:
Net investment income	0.05	[2]	0.14	[2]	0.32		0.36	[3]	0.37
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.05)		1.26		1.58		(0.36	) [3]	1.10
TOTAL FROM INVESTMENT OPERATIONS	(0.00)		1.40		1.90		0.00		1.47
Less Distributions:
Distributions from net investment income	(0.17)		(0.25)		(0.32)		(0.34)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.19)		--		(0.06)		(0.04)		--
TOTAL DISTRIBUTIONS	(0.36)		(0.25)		(0.38)		(0.38)		(0.36)
Net Asset Value, End of Period	$13.04		$13.40		$12.25		$10.73		$11.11
Total Return [4]	(0.05)%		11.54%		18.11%		(0.20)%		14.90%

Ratios to Average Net Assets:
Expenses	1.96	% [5,6]	1.98	% [6]	2.04	% [6]	2.06	% [6]	2.03	% [5]
Net investment income	0.75	% [5]	1.07%		3.04%		3.29	% [3]	3.80	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$735,755		$554,661		$189,539		$56,586		$17,845
Portfolio turnover	39%		85%		115%		105%		60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.96%, 1.99%, 2.03%, and 2.06% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,003.80	$5.96
Class B Shares	$1,000	$1,000.10	$9.72
Class C Shares	$1,000	$ 999.50	$9.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.84	$6.01
Class B Shares	$1,000	$1,015.08	$9.79
Class C Shares	$1,000	$1,015.08	$9.79

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Class A Shares	1.20%
Class B Shares	1.96%
Class C Shares	1.96%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's portfolio composition 1 by asset class was as follows:

Asset Class	Percentage of Total Net Assets
U.S. Equity Securities [2]	2.9%
U.S. Fixed Income Securities	37.6%
International Equity Securities [2]	20.3%
International Fixed-Income Securities	9.1%
Options	1.2%
Cash Equivalents [3]	27.9%
Other Assets and Liabilities [4]	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--21.5%
		Beverages--1.0%
2,397,000		Kirin Brewery Co. Ltd.	$23,376,140
		Containers & Packaging--0.4%
259,582		Mayr-Melnhof Karton AG, ADR	9,670,416
		Diversified Telecommunication Services--0.6%
3,614,100		Telstra Corp. Ltd.	13,682,516
		Electric Utilities--0.4%
1,232,100		Scottish Power PLC	9,969,480
		Food & Staples Retailing--0.3%
350,800		Boots Group PLC, ADR	8,046,580
		Gas Utilities--0.4%
1,662,200		Snam Rete Gas SPA	9,354,483
		Leisure Equipment & Products--0.3%
252,900		Fuji Photo Film Co., ADR	8,363,403
		Metals & Mining--4.8%
420,500		Anglo American PLC	9,371,050
601,500		Anglogold Ltd., ADR	19,115,670
405,500		Barrick Gold Corp.	9,050,760
1,642,589		Gold Fields Ltd., ADR	16,343,761
2,629,700		Harmony Gold Mining Co. Ltd., ADR	16,488,219
1,942,600	[1]	Hecla Mining Co.	9,052,516
2,537,000	[1]	Lihir Gold Ltd.	2,034,101
67,800	[1]	Lihir Gold Ltd., ADR	1,115,988
2,322,700		Placer Dome, Inc.	31,031,272
		TOTAL	113,603,337
		Oil & Gas--5.2%
784,200		Husky Energy, Inc.	22,841,079
150,000		OMV AG, ADR	9,256,155
562,500		Petro-Canada	31,229,635
465,300		Santos Ltd., ADR	13,493,700
2,205,400		Statoil ASA	38,831,995
487,400		Statoil ASA, ADR	8,524,626
		TOTAL	124,177,190
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Paper & Forest Products--0.2%
3,234,450		Carter Holt Harvey Ltd.	$4,400,811
		Pharmaceuticals--5.5%
644,400		Astellas Pharma, Inc.	23,422,188
2,423,600		Sankyo Co. Ltd.	50,527,932
817,000		Shionogi and Co.	11,381,842
516,000		Taisho Pharmaceutical Co.	11,059,884
499,100		Takeda Pharmaceutical Co. Ltd.	24,323,480
1,028,000		Tanabe Seiyaku Co. Ltd.	10,797,262
		TOTAL	131,512,588
		Real Estate--2.4%
385,500		Health Care Property Investors, Inc.	9,884,220
6,188,600		Investa Property Group	9,976,747
2,500		NTT Urban Development	11,254,173
139,100		Pan Pacific Retail Properties, Inc.	8,404,422
235,085		Rodamco Europe NV, Foreign Shares - Closed-End Funds	17,758,274
		TOTAL	57,277,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,054,272)	513,434,780
		CORPORATE BONDS--1.1%
		Healthcare Providers & Services--0.7%
$18,500,000		Tenet Healthcare Corp., 6.50%, 6/1/2012	17,205,000
		Oil & Gas--0.4%
8,800,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	9,504,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,846,619)	26,709,000
		GOVERNMENTS/AGENCIES--9.1%
1,180,000,000		European Investment Bank, 2.125%, 9/20/2007	11,826,447
4,600,000,000		Japan, Government of, 1/20/2006	44,225,230
4,600,000,000		Japan, Government of, 9/12/2005	44,225,852
3,250,000,000		Japan, Government of, Bond,.10%, 10/20/2006	31,024,063
3,250,000,000		Japan, Government of, Bond,.10%, 12/20/2006	31,021,986
118,432,620		Mexican Cetes, 7/7/2005	10,276,203
228,920,000		Mexican Fixed Rate Bonds, Bond, 9.50%, 12/18/2014	19,277,343
170,000,000		Sweden, Government of, Bond, 5.00%, 1/28/2009	25,789,927
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $219,084,793)	217,667,051
Shares or Principal Amount			Value
		PREFERRED STOCKS--1.7%
508,000	[2]	Morgan Stanley & Co., Inc., PERCS	$11,142,980
1,628,154	[2]	Morgan Stanley & Co., Inc., PERCS	8,783,891
1,585,000	[2]	Morgan Stanley & Co., Inc., PERCS	21,072,575
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $43,574,335)	40,999,446
		U.S. TREASURY--36.5%
$60,000,000		United States Treasury Note, 1.50%, 3/31/2006	59,011,200
65,000,000		United States Treasury Note, 1.625%, 10/31/2005	64,527,450
60,000,000		United States Treasury Note, 1.875%, 11/30/2005	59,554,800
65,000,000		United States Treasury Note, 1.875%, 12/31/2005	64,426,050
60,000,000		United States Treasury Note, 2.25%, 4/30/2006	59,343,600
60,000,000		United States Treasury Note, 2.375%, 8/15/2006	59,137,200
40,000,000		United States Treasury Note, 2.50%, 5/31/2006	39,606,400
65,000,000		United States Treasury Note, 2.75%, 6/30/2006	64,481,950
55,500,000		United States Treasury Note, 3.00%, 11/15/2007	54,589,245
65,000,000		United States Treasury Note, 3.00%, 12/31/2006	64,360,400
57,000,000		United States Treasury Note, 3.375%, 2/15/2008	56,501,250
56,200,000		United States Treasury Note, 3.625%, 1/15/2010	55,602,594
59,000,000		United States Treasury Note, 4.00%, 2/15/2015	58,031,810
57,000,000		United States Treasury Note, 4.00%, 3/15/2010	57,267,330
55,500,000		United States Treasury Note, 4.25%, 11/15/2014	55,690,920
		TOTAL U.S. TREASURY (IDENTIFIED COST $868,562,340)	872,132,199
		PURCHASE PUT OPTIONS--1.2%
2,100		S&P 500 Index, Expiration Date 9/17/2005 (IDENTIFIED COST $22,856,300)	29,085,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--27.9%
$267,277,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $267,343,151 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448	$267,277,000
400,000,000		Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $400,099,000 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $1,028,885,134	400,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	667,277,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $2,291,255,659) [3]	2,367,304,476
		OTHER ASSETS AND LIABILITIES - NET--1.0%	24,505,958
		TOTAL NET ASSETS--100%	$2,391,810,434

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $40,999,446 which represents 1.7% of total net assets.

3 The cost of investments for federal tax purposes amounts to $2,290,149,290.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments in securities	$1,700,027,476
Investments in repurchase agreements	667,277,000
Total investments in securities, (identified cost $2,291,255,659)		$2,367,304,476
Cash denominated in foreign currencies (identified cost $23,766,899)		23,944,502
Income receivable		10,509,518
Receivable for shares sold		20,921,257
Receivable for foreign currency exchange contracts		1,278,238
TOTAL ASSETS		2,423,957,991
Liabilities:
Payable for investments purchased	26,933,628
Payable for shares redeemed	4,017,120
Payable for distribution services fee (Note 5)	707,450
Payable for shareholder services fee (Note 5)	477,978
Accrued expenses	11,381
TOTAL LIABILITIES		32,147,557
Net assets for 182,689,059 shares outstanding		$2,391,810,434
Net Assets Consist of:
Paid-in capital		$2,268,471,607
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		77,085,311
Accumulated net realized gain on investments, options and foreign currency transactions		45,861,342
Undistributed net investment income		392,174
TOTAL NET ASSETS		$2,391,810,434
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,219,077,901 ÷ 92,853,049 shares outstanding), no par value, unlimited shares authorized		$13.13
Offering price per share (100/94.50 of $13.13) [1]		$13.89
Redemption proceeds per share		$13.13
Class B Shares:
Net asset value per share ($436,977,348 ÷ 33,432,252 shares outstanding), no par value, unlimited shares authorized		$13.07
Offering price per share		$13.07
Redemption proceeds per share (94.50/100 of $13.07) [1]		$12.35
Class C Shares:
Net asset value per share ($735,755,185 ÷ 56,403,758 shares outstanding), no par value, unlimited shares authorized		$13.04
Offering price per share (100/99.00 of $13.04) [1]		$13.17
Redemption proceeds per share (99.00/100 of $13.04) [1]		$12.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $461,331 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $447,765)			$7,905,793
Interest (net of foreign taxes withheld of $1,216)			20,742,875
TOTAL INCOME			28,648,668
Expenses:
Investment adviser fee (Note 5)		$7,958,464
Administrative personnel and services fee (Note 5)		852,470
Custodian fees		147,061
Transfer and dividend disbursing agent fees and expenses		925,207
Directors'/Trustees' fees		6,592
Auditing fees		13,731
Legal fees		3,878
Portfolio accounting fees		105,867
Distribution services fee--Class B Shares (Note 5)		1,539,217
Distribution services fee--Class C Shares (Note 5)		2,390,480
Shareholder services fee--Class A Shares (Note 5)		1,336,844
Shareholder services fee--Class B Shares (Note 5)		513,072
Shareholder services fee--Class C Shares (Note 5)		796,768
Share registration costs		78,195
Printing and postage		102,332
Insurance premiums		8,544
Miscellaneous		1,980
TOTAL EXPENSES		16,780,702
Waivers, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(2,047)
Waiver of administrative personnel and services fee (Note 5)	(43,890)
Fees paid indirectly from directed brokerage arrangements	(15,636)
Reimbursement of shareholder services fee--Class A Shares	(44,225)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(105,798)
Net expenses			16,674,904
Net investment income			11,973,764
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $2,969,394 on sales of investments in affilliated issuers) (Note 5)			45,068,214
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(51,033,611)
Net realized and unrealized loss on investments, options and foreign currency transactions			(5,965,397)
Change in net assets resulting from operations			$6,008,367

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,973,764	$20,493,511
Net realized gain on investments, options and foreign currency transactions	45,068,214	58,511,444
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(51,033,611)	73,503,123
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,008,367	152,508,078
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(17,109,835)	(18,097,240)
Class B Shares	(5,127,311)	(5,759,543)
Class C Shares	(7,954,667)	(6,502,821)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(13,822,944)	--
Class B Shares	(5,496,489)	--
Class C Shares	(7,925,044)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,436,290)	(30,359,604)
Share Transactions:
Proceeds from sale of shares	720,500,320	1,158,412,999
Net asset value of shares issued to shareholders in payment of distributions declared	45,741,088	24,661,580
Cost of shares redeemed	(266,785,795)	(280,050,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	499,455,613	903,024,265
Change in net assets	448,027,690	1,025,172,739
Net Assets:
Beginning of period	1,943,782,744	918,610,005
End of period (including undistributed net investment income of $392,174 and $18,610,223, respectively)	$2,391,810,434	$1,943,782,744

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investments Management Company. Prime Value Obligations Fund is an open-end management investment company, registered under the Act. The investment objective of Prime Value Obligations Fund is to a high level of current income consistent with stability of principal and liquidity. Income distributions earned by the Fund are recorded as divided income in the accompanying financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2005, the Fund had no realized gain/loss on written options.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At April 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/2/2005	664,539,860 Japanese Yen	$ 6,270,131	$6,338,005	$ 67,874
5/6/2005	485,734,061 Japanese Yen	$ 4,586,507	$4,632,656	$ 46,149
5/2/2005	53,637,016 Norwegian Krone	$ 8,538,016	$8,495,876	$ (42,140)
5/3/2005	47,141,978 Norwegian Krone	$ 7,472,369	$7,467,090	$ (5,279)
5/17/2005	31,533,272 Swiss Francs	$25,200,000	$26,411,634	$1,211,634
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,278,238

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	30,699,574	$404,284,907	49,190,394	$636,690,852
Shares issued to shareholders in payment of distributions declared	1,947,416	25,571,522	1,192,468	15,426,228
Shares redeemed	(13,792,132)	(182,060,287)	(15,379,856)	(197,952,246)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	18,854,858	$247,796,142	35,003,006	$454,164,834

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,203,551	$81,341,028	12,390,247	$159,360,310
Shares issued to shareholders in payment of distributions declared	654,935	8,567,543	354,646	4,566,715
Shares redeemed	(2,629,274)	(34,448,337)	(3,812,936)	(48,920,042)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,229,212	$55,460,234	8,931,957	$115,006,983

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	17,953,346	$234,874,385	28,158,850	$362,361,837
Shares issued to shareholders in payment of distributions declared	888,401	11,602,023	362,878	4,668,637
Shares redeemed	(3,845,222)	(50,277,171)	(2,583,489)	(33,178,026)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,996,525	$196,199,237	25,938,239	$333,852,448
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	38,080,595	$499,455,613	69,873,202	$903,024,265

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $2,290,149,290. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $77,155,186. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $108,968,211 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,813,025.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and totaled $461,331 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2005, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $1,421,173 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $522,174 in sales charges from the sale of Class A Shares. FSC also retained $14,269 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2005, the Fund's expenses were reduced by $15,636 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended were as follows:

Purchases	$354,789,438
Sales	$499,837,837

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

21ST SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES AND FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$27.44		$25.14		$19.02		$23.34		$40.66		$37.70
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.21	) [1]	(0.18	) [1]	(0.13	) [1]	(0.15	) [1]	(0.33	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24		2.51		6.30		(4.19)		(14.48)		7.62
TOTAL FROM INVESTMENT OPERATIONS	1.20		2.30		6.12		(4.32)		(14.63)		7.29
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$28.64		$27.44		$25.14		$19.02		$23.34		$40.66
Total Return [2]	4.37	% [3]	9.15	% [4]	32.18%		(18.51)%		(38.31)%		20.47%

Ratios to Average Net Assets:
Expenses	1.31	% [5,6]	1.32	% [6]	1.39	% [6]	1.34	% [6]	1.27%		1.20%
Net investment income (loss)	(0.27	)% [5]	(0.81)%		(0.86)%		(0.56)%		(0.51)%		(0.76)%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	--		--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$499,770		$486,643		$504,998		$439,072		$665,021		$1,216,669
Portfolio turnover	65%		144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Differs from the total return in the Market Overview due to adjusting entries made for financial statement purposes only.

4 The Fund was reimbursed by the adviser, which had an impact of 0.04% on total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.14%, 1.31%, 1.36%, and 1.32% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

7 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$25.31		$23.36		$17.80		$22.02		$38.79		$36.38
Income From Investment Operations:
Net investment income (loss)	(0.15)		(0.38	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]	(0.63	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.15		2.33		5.87		(3.94)		(13.73)		7.37
TOTAL FROM INVESTMENT OPERATIONS	1.00		1.95		5.56		(4.22)		(14.08)		6.74
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$26.31		$25.31		$23.36		$17.80		$22.02		$38.79
Total Return [2]	3.95%		8.35	% [3]	31.24%		(19.16)%		(38.77)%		19.61%

Ratios to Average Net Assets:
Expenses	2.06	% [4,5]	2.07	% [5]	2.14	% [5]	2.09	% [5]	2.02%		1.95%
Net investment income (loss)	(1.02	)% [4]	(1.56)%		(1.61)%		(1.31)%		(1.26)%		(1.50)%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	--		--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$132,980		$144,819		$162,097		$147,013		$237,630		$425,398
Portfolio turnover	65%		144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The Fund was reimbursed by the adviser, which had an impact of 0.09% on total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.04%, 2.06%, 2.11%, and 2.07% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$25.56		$23.59		$17.98		$22.23		$39.14		$36.62
Income From Investment Operations:
Net investment income (loss)	(0.15)		(0.39	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]	(0.62	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16		2.36		5.92		(3.97)		(13.87)		7.47
TOTAL FROM INVESTMENT OPERATIONS	1.01		1.97		5.61		(4.25)		(14.22)		6.85
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(2.69)		(4.33)
Net Asset Value, End of Period	$26.57		$25.56		$23.59		$17.98		$22.23		$39.14
Total Return [2]	3.95%		8.35	% [3]	31.20%		(19.12)%		(38.78)%		19.81%

Ratios to Average Net Assets:
Expenses	2.06	% [4,5]	2.07	% [5]	2.14	% [5]	2.09	% [5]	2.02%		1.93%
Net investment income (loss)	(1.02	)% [4]	(1.56)%		(1.61)%		(1.31)%		(1.26)%		(1.48)%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	--		--		0.00	% [7]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,020		$33,015		$35,472		$30,194		$46,173		$73,385
Portfolio turnover	65%		144%		181%		207%		211%		115%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The Fund was reimbursed by the adviser, which had an impact of 0.08% on total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.04%, 2.06%, 2.11%, and 2.07% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,043.70	$ 6.64
Class B Shares	$1,000	$1,039.50	$10.42
Class C Shares	$1,000	$1,039.50	$10.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.30	$ 6.56
Class B Shares	$1,000	$1,014.58	$10.29
Class C Shares	$1,000	$1,014.58	$10.29

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.31%
Class B Shares	2.06%
Class C Shares	2.06%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Healthcare	21.6%
Information Technology	18.0%
Consumer Discretionary	15.9%
Industrials	12.6%
Energy	7.8%
Financials	6.6%
Consumer Staples	4.3%
Materials	4.0%
Utilities	2.9%
Telecommunication Services	2.3%
Securities Lending Collateral [2]	5.3%
Cash Equivalents [3]	4.2%
Other Assets and Liabilities--Net [4]	(5.5)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--96.0%
		Consumer Discretionary--15.9%
212,800		American Eagle Outfitters, Inc.	$5,579,616
97,900	[1]	Boyd Gaming Corp.	5,167,162
83,900		Choice Hotels International, Inc.	5,077,628
174,800	[2]	Coach, Inc.	4,684,640
128,533		D.R. Horton, Inc.	3,920,256
155,000	[1,2]	Dick's Sporting Goods, Inc.	4,767,800
181,100	[1]	Foot Locker, Inc.	4,828,126
79,300		Fortune Brands, Inc.	6,707,194
57,700		Harrah's Entertainment, Inc.	3,786,274
190,600		Hasbro, Inc.	3,606,152
230,300		Hilton Hotels Corp.	5,027,449
79,100		Marriott International, Inc., Class A	4,963,525
73,100		Neiman-Marcus Group, Inc., Class A	7,187,192
56,000		Omnicom Group, Inc.	4,642,400
56,300	[2]	Sears Holdings Corp.	7,614,012
89,700		Starwood Hotels & Resorts Worldwide, Inc.	4,874,298
94,500		Station Casinos, Inc.	6,098,085
52,800	[2]	Toll Brothers, Inc.	4,002,240
112,400	[1,2]	Urban Outfitters, Inc.	4,979,320
115,200	[1,2]	WCI Communities, Inc.	3,229,056
105,400		Yum! Brands, Inc.	4,949,584
		TOTAL	105,692,009
		Consumer Staples--4.3%
207,800		Archer-Daniels-Midland Co.	3,738,322
183,150	[1]	Church and Dwight, Inc.	6,597,063
111,600	[2]	Constellation Brands, Inc., Class A	5,882,436
86,700	[2]	Energizer Holdings, Inc.	4,939,299
93,200	[1]	Reynolds American, Inc.	7,266,804
		TOTAL	28,423,924
		Energy--7.8%
154,100		Baker Hughes, Inc.	6,798,892
259,700		Chesapeake Energy Corp.	4,996,628
158,800	[2]	Denbury Resources, Inc.	5,040,312
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
110,400		ENSCO International, Inc.	$3,599,040
52,700	[1]	Noble Energy, Inc.	3,379,124
62,000	[1,2]	Smith International, Inc.	3,607,160
101,600		Suncor Energy, Inc.	3,744,976
171,000	[1,2]	Tesoro Petroleum Corp.	6,487,740
91,000	[2]	Ultra Petroleum Corp.	4,593,680
78,000		Valero Energy Corp.	5,345,340
142,800		XTO Energy, Inc.	4,308,276
		TOTAL	51,901,168
		Financials--6.6%
57,900	[1,2]	Affiliated Managers Group	3,620,487
35,600		CBL & Associates Properties, Inc.	2,754,372
75,300		City National Corp.	5,308,650
83,550		Legg Mason, Inc.	5,920,353
48,600		Mills Corp.	2,777,004
59,000		Moody's Corp.	4,846,260
327,900	[2]	Providian Financial Corp.	5,466,093
52,700		Regency Centers Corp.	2,774,655
38,500		St. Joe Co.	2,679,215
63,500	[1]	T. Rowe Price Group, Inc.	3,503,295
82,200		Torchmark Corp.	4,391,946
		TOTAL	44,042,330
		Healthcare--21.6%
106,100		Bard (C.R.), Inc.	7,551,137
76,900	[1]	Beckman Coulter, Inc.	5,129,999
49,000	[1]	CIGNA Corp.	4,507,020
173,700	[2]	Caremark Rx, Inc.	6,956,685
159,600	[1,2]	Covance, Inc.	7,284,144
51,800	[2]	Coventry Health Care, Inc.	3,544,674
197,550	[2]	DaVita, Inc.	7,961,265
115,200	[2]	Genzyme Corp.	6,751,872
140,500	[2]	Gilead Sciences, Inc.	5,212,550
135,400	[1,2]	Given Imaging Ltd.	3,623,304
212,300		Health Management Association, Class A	5,250,179
143,000	[1,2]	Henry Schein, Inc.	5,363,930
77,600	[2]	Kinetic Concepts, Inc.	4,768,520
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
113,300	[2]	LifePoint Hospitals, Inc.	$5,036,185
162,900		Manor Care, Inc.	5,432,715
107,200		McKesson HBOC, Inc.	3,966,400
95,500	[2]	PacifiCare Health Systems, Inc.	5,707,080
141,000	[1,2]	Patterson Cos., Inc.	7,127,550
197,100	[2]	Protein Design Laboratories, Inc.	3,524,148
36,700		Quest Diagnostic, Inc.	3,882,860
144,100	[1,2]	Renal Care Group, Inc.	5,497,415
102,400	[2]	Sepracor, Inc.	6,135,808
85,500	[2]	Sierra Health Services, Inc.	5,530,995
118,900	[2]	St. Jude Medical, Inc.	4,640,667
144,000		Teva Pharmaceutical Industries Ltd., ADR	4,498,560
150,600	[2]	Thermo Electron Corp.	3,761,988
38,400	[2]	Wellpoint, Inc.	4,905,600
		TOTAL	143,553,250
		Industrials--12.6%
141,300		AMETEK, Inc.	5,351,031
53,300	[2]	Alliant Techsystems, Inc.	3,687,294
78,400		Corporate Executive Board Co.	5,153,232
88,100	[1]	Expeditors International Washington, Inc.	4,326,591
117,900		GATX Corp.	3,857,688
53,600		HNI Corp.	2,715,376
146,100		Hunt (J.B.) Transportation Services, Inc.	5,711,049
59,300		ITT Industries, Inc.	5,364,278
250,050		Joy Global, Inc.	8,469,194
69,200	[1]	L-3 Communications Holdings, Inc.	4,911,124
78,900		Pentair, Inc.	3,138,642
101,000		Pitney Bowes, Inc.	4,516,720
63,600		Precision Castparts Corp.	4,684,776
81,400	[1]	Rockwell Automation, Inc.	3,763,122
114,100	[1]	Rockwell Collins	5,234,908
53,900		Textron Inc.	4,061,365
79,900		UTI Worldwide, Inc.	5,124,786
76,900	[1,2]	Yellow Roadway Corp.	3,768,100
		TOTAL	83,839,276
Shares			Value
		COMMON STOCKS--continued
		Information Technology--18.0%
857,400		ARM Holdings PLC, ADR	$4,629,960
320,600	[1,2]	ASM Lithography Holding NV	4,645,494
273,866	[2]	Activision, Inc.	3,960,102
72,500		Adobe Systems, Inc.	4,311,575
65,100	[2]	Affiliated Computer Services, Inc., Class A	3,103,317
189,800	[1,2]	Altera Corp.	3,934,554
176,800	[2]	Amdocs Ltd.	4,722,328
115,800	[2]	Anixter International, Inc.	4,275,336
153,600	[2]	Ansys, Inc.	4,675,584
168,500	[2]	Apple Computer, Inc.	6,076,110
200,000		Autodesk, Inc.	6,366,000
161,900	[2]	Cognizant Technology Solutions Corp.	6,801,419
591		Computer Associates International, Inc.	15,898
154,600	[2]	Cymer, Inc.	3,832,534
140,000	[2]	FLIR Systems, Inc.	3,724,000
265,200		Harris Corp.	7,478,640
153,800	[2]	Jabil Circuit, Inc.	4,244,880
224,000	[2]	Juniper Networks, Inc.	5,060,160
112,900	[2]	KLA-Tencor Corp.	4,405,358
177,100	[1,2]	Lam Research Corp.	4,542,615
102,900		Linear Technology Corp.	3,677,646
162,400	[2]	Macromedia, Inc.	6,432,664
77,300		Maxim Integrated Products, Inc.	2,891,020
150,400	[1,2]	McAfee, Inc.	3,144,864
113,200	[1,2]	NCR Corp.	3,735,600
192,400	[1,2]	Novellus Systems, Inc.	4,507,932
331,900	[2]	Wind River Systems, Inc.	4,308,062
		TOTAL	119,503,652
		Materials--4.0%
75,100	[1]	CONSOL Energy, Inc.	3,247,324
53,000	[1,2]	Cleveland Cliffs, Inc.	3,074,530
119,200		Monsanto Co.	6,987,504
110,000		Peabody Energy Corp.	4,814,700
96,500		Potash Corporation of Saskatchewan, Inc.	8,119,510
		TOTAL	26,243,568
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.3%
293,400	[2]	American Tower Systems Corp.	$5,055,282
114,500	[2]	NII Holdings, Inc.	5,733,015
204,500	[1,2]	Nextel Partners, Inc., Class A	4,809,840
		TOTAL	15,598,137
		Utilities--2.9%
472,500	[2]	AES Corp.	7,597,800
177,300	[1]	Edison International	6,435,990
464,900	[1,2]	Sierra Pacific Resources	5,030,218
		TOTAL	19,064,008
		TOTAL COMMON STOCKS (IDENTIFIED COST $551,902,704)	637,861,322
		REPURCHASE AGREEMENTS--9.5%
$27,702,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005, to be repurchased at $27,708,856 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448	27,702,000
35,112,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc. 2.97%, dated 4/29/2005, to be repurchased at $35,120,690 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $1,545,000,305 (held as collateral for securities lending)	35,112,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	62,814,000
		TOTAL INVESTMENTS--105.5% (IDENTIFIED COST $614,716,704) [3]	700,675,322
		OTHER ASSETS AND LIABILITIES - NET--(5.5)%	(36,905,998)
		TOTAL NET ASSETS--100%	$663,769,324

1 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $614,716,704.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $34,550,722 of securities loaned (identified cost $614,716,704)		$700,675,322
Cash		1,260
Income receivable		241,963
Receivable for investments sold		2,476,711
Receivable for shares sold		21,309
TOTAL ASSETS		703,416,565
Liabilities:
Payable for investments purchased	$2,227,073
Payable for shares redeemed	1,251,231
Payable for collateral due to broker	35,112,000
Payable for distribution services fee (Note 5)	105,257
Payable for shareholder services fee (Note 5)	504,472
Accrued expenses	447,208
TOTAL LIABILITIES		39,647,241
Net assets for 23,669,603 shares outstanding		$663,769,324
Net Assets Consist of:
Paid-in capital		789,896,630
Net unrealized appreciation of investments		85,958,618
Accumulated net realized loss on investments		(210,551,674)
Accumulated net investment income (loss)		(1,534,250)
TOTAL NET ASSETS		$663,769,324
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($499,769,658 ÷ 17,448,634 shares outstanding), no par value, unlimited shares authorized		$28.64
Offering price per share (100/94.50 of $28.64) [1]		$30.31
Redemption proceeds per share		$28.64
Class B Shares:
Net asset value per share ($132,979,745 ÷ 5,053,591 shares outstanding), no par value, unlimited shares authorized		$26.31
Offering price per share		$26.31
Redemption proceeds per share (94.50/100 of $26.31) [1]		$24.86
Class C Shares:
Net asset value per share ($31,019,921 ÷ 1,167,378 shares outstanding), no par value, unlimited shares authorized		$26.57
Offering price per share (100/99.00 of $26.57) [1]		$26.84
Redemption proceeds per share (99.00/100 of $26.57) [1]		$26.30

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (including $8,213 received from affiliated issuers and net of foreign taxes withheld of $5,797) (Note 5)			$3,267,853
Interest (including $109,673 of income on securities loaned)			334,868
TOTAL INCOME			3,602,721
Expenses:
Investment adviser fee (Note 5)		$2,601,941
Administrative personnel and services fee (Note 5)		278,694
Custodian fees		18,711
Transfer and dividend disbursing agent fees and expenses		599,804
Directors'/Trustees' fees		3,669
Auditing fees		10,361
Legal fees		3,932
Portfolio accounting fees		64,614
Distribution services fee--Class B Shares (Note 5)		548,618
Distribution services fee--Class C Shares (Note 5)		126,660
Shareholder services fee--Class A Shares (Note 5)		615,612
Shareholder services fee--Class B Shares (Note 5)		182,873
Shareholder services fee--Class C Shares (Note 5)		42,135
Share registration costs		28,409
Printing and postage		84,000
Insurance premiums		5,948
Miscellaneous		656
TOTAL EXPENSES		5,216,637
Waivers, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(210)
Waiver of administrative personnel and services fee	(14,337)
Fees paid indirectly from directed broker arrangement	(65,119)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		(79,666)
Net expenses			5,136,971
Net investment income (loss)			(1,534,250)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			44,376,885
Net change in unrealized appreciation of investments			(13,352,962)
Net realized and unrealized gain on investments			31,023,923
Change in net assets resulting from operations			$29,489,673

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,534,250)	$(7,034,129)
Net realized gain on investments	44,376,885	134,858,764
Net increase due to reimbursement from adviser (Note 5)	--	503,345
Net change in unrealized appreciation/depreciation of investments	(13,352,962)	(69,029,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,489,673	59,298,689
Share Transactions:
Proceeds from sale of shares	61,199,464	106,449,956
Cost of shares redeemed	(91,388,133)	(203,847,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,188,669)	(97,397,568)
Change in net assets	(698,996)	(38,098,879)
Net Assets:
Beginning of period	664,468,320	702,567,199
End of period	$663,769,324	$664,468,320

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities, including repurchase agreements or an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,550,722	$35,112,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,854,097	$55,029,393	3,507,607	$93,515,722
Shares redeemed	(2,140,203)	(63,470,882)	(5,858,385)	(155,762,609)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(286,106)	$(8,441,489)	(2,350,778)	$(62,246,887)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	133,420	$3,621,153	275,781	$6,816,893
Shares redeemed	(802,752)	(21,916,465)	(1,492,060)	(36,656,605)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(669,332)	$(18,295,312)	(1,216,279)	$(29,839,712)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	92,811	$2,548,918	246,102	$6,117,341
Shares redeemed	(217,366)	(6,000,786)	(457,975)	(11,428,310)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(124,555)	$(3,451,868)	(211,873)	$(5,310,969)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,079,993)	$(30,188,669)	(3,778,930)	$(97,397,568)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $614,716,704. The net unrealized appreciation of investments for federal tax purposes was $85,958,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $101,227,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,269,366.

At October 31, 2004, the Fund had a capital loss carryforward of $254,624,398 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$103,701,201
2010	$150,923,197

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $8,213 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $10,691 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC, the principal distributor, retained $8,511 in sales charges from the sale of Class A Shares. FSC also retained $90 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the six months ended April 30, 2005, the Fund's expenses were reduced by $65,119 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $240,315 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

The Fund's Adviser also made a voluntary contribution to the Fund of $263,030 for losses on investments inadvertently sold by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$439,716,202
Sales	$482,623,249

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

8010409 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.03	[2]
Net realized and unrealized gain on investments	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.07
Net Asset Value, End of Period	$5.07
Total Return [3]	1.40%

Ratios to Average Net Assets:
Expenses	0.10	% [4]
Net investment income	7.78	% [4]
Expense waiver/reimbursement [5]	15.16	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,457
Portfolio Turnover	1%

1 Reflects operations for the period March 30, 2005 (date of initial public investment) to April 30, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.02	[2]
Net realized and unrealized gain on investments	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.06
Net Asset Value, End of Period	$5.06
Total Return [3]	1.20%

Ratios to Average Net Assets:
Expenses	0.35	% [4]
Net investment income	5.87	% [4]
Expense waiver/reimbursement [5]	15.16	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,759
Portfolio Turnover	1%

1 Reflects operations for the period March 30, 2005 (date of initial public investment) to April 30, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$5.00
Income From Investment Operations:
Net investment income	0.02	[2]
Net realized and unrealized gain on investments	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.07
Net Asset Value, End of Period	$5.07
Total Return [3]	1.40%

Ratios to Average Net Assets:
Expenses	1.10	% [4]
Net investment income	5.85	% [4]
Expense waiver/reimbursement [5]	15.16	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,591
Portfolio Turnover	1%

1 Reflects operations for the period March 30, 2005 (date of initial public investment) to April 30, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1 "Actual" expense information for the Fund's Institutional Shares, Class A Shares, and Class C Shares is for the period from March 30, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by 32/365 (to reflect the period from initial public investment to April 30, 2005). "Hypothetical" expense information for Institutional Shares, Class A Shares and Class C Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratios are as follows:

Institutional Shares	0.10%
Class A Shares	0.35%
Class C Shares	1.10%

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.00	$0.09
Class A Shares	$1,000	$1,012.00	$0.31
Class C Shares	$1,000	$1,014.00	$0.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$0.50
Class A Shares	$1,000	$1,023.06	$1.76
Class C Shares	$1,000	$1,019.34	$5.51

Portfolio of Investments Summary Table

At April 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	29.8%
Utilities	28.7%
Consumer Staples	15.5%
Materials	4.7%
Telecommunication Services	2.6%
Industrials	1.6%
Energy	1.6%
Cash Equivalents [2]	20.3%
Other Assets and Liabilities--Net [3]	(4.8)%
TOTAL	100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares		Value
	COMMON STOCKS--84.5%
	Consumer Staples--15.5%
10,493	Albertsons, Inc.	$207,656
8,656	Boots Group PLC, ADR	198,550
4,073	British American Tobacco PLC, ADR	153,389
7,119	ConAgra, Inc.	190,433
7,896	Loews Corp. - Carolina Group	248,724
3,428	Reynolds American, Inc.	267,281
11,703	Scottish & Newcastle PLC	101,165
4,792	UST, Inc.	219,474
6,237	Unilever PLC, ADR	239,251
	TOTAL	1,825,923
	Energy--1.6%
4,014	Marathon Oil Corp.	186,932
	Financials--29.8%
3,056	Arden Realty Group, Inc.	109,069
3,680	CarrAmerica Realty Corp.	121,587
3,197	Colonial Properties Trust	123,564
3,972	Duke Realty Corp.	121,543
9,328	Equity Office Properties Trust	293,552
2,659	First Industrial Realty Trust	101,574
3,382	Gables Residential Trust	123,950
9,579	HRPT Properties Trust	112,553
9,828	Health Care Property Investors, Inc.	251,990
3,146	Health Care REIT, Inc.	105,391
2,957	Healthcare Realty Trust, Inc.	114,170
3,630	Heritage Property Investment	111,804
2,622	Hospitality Properties Trust	109,547
4,990	Liberty Property Trust	198,752
5,953	Mellon Financial Corp.	164,839
8,992	National City Corp.	305,368
4,743	Nationwide Health Properties, Inc.	101,643
7,496	New York Community Bancorp, Inc.	132,679
Shares		Value
	COMMON STOCKS--continued
	Financials--continued
5,906	PNC Financial Services Group	$314,376
6,006	Senior Housing Properties Trust	103,904
7,161	Washington Mutual Bank FA	295,893
1,504	XL Capital Ltd.	105,731
	TOTAL	3,523,479
	Industrials--1.6%
17,082	BAA PLC, ADR	193,027
	Materials--4.7%
5,618	Akzo Nobel NV, ADR	230,563
4,701	Packaging Corp. of America	105,255
10,696	UPM - Kymmene Oyj, ADR	214,776
	TOTAL	550,594
	Telecommunication Services--2.6%
12,682	BCE, Inc.	305,129
	Utilities--28.7%
4,558	Ameren Corp.	235,649
2,957	American Electric Power Co., Inc.	104,146
3,939	Cinergy Corp.	155,984
2,808	Consolidated Edison Co.	121,530
2,659	Dominion Resources, Inc.	200,489
4,990	KeySpan Corp.	189,271
2,957	NICOR, Inc.	109,320
10,652	NiSource, Inc.	247,552
6,437	OGE Energy Corp.	177,661
2,470	Peoples Energy Corp.	97,812
8,035	Pepco Holdings, Inc.	174,118
5,321	Pinnacle West Capital Corp.	222,950
5,215	Progress Energy, Inc.	218,978
3,382	Public Service Enterprises Group, Inc.	196,494
4,503	SCANA Corp.	174,897
8,855	Scottish Power PLC, ADR	287,345
3,874	Southern Co.	127,648
10,065	United Utilities PLC, ADR	248,002
6,051	Xcel Energy, Inc.	103,956
	TOTAL	3,393,802
	TOTAL COMMON STOCKS (IDENTIFIED COST $9,930,591)	9,978,886
Principal Amount		Value
	REPURCHASE AGREEMENT--20.3%
$2,394,000	Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $2,394,593 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	$2,394,000
	TOTAL INVESTMENTS--104.8% (IDENTIFIED COST $12,324,591) [1]	12,372,886
	OTHER ASSETS AND LIABILITIES - NET--(4.8)%	(565,805)
	TOTAL NET ASSETS--100%	$11,807,081

1 The cost of investments for federal tax purposes amounts to $12,324,591.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments in securities	$9,978,886
Investments in repurchase agreements	2,394,000
Total investments in securities, at value (identified cost $12,324,591)		$12,372,886
Cash		75,413
Income receivable		20,201
Receivable for investments sold		1,281
Receivable for shares sold		1,321,424
TOTAL ASSETS		13,791,205
Liabilities:
Payable for investments purchased	1,960,327
Payable for shares redeemed	19,950
Payable for distribution services fee (Note 5)	504
Payable for shareholder services fee (Note 5)	804
Accrued expenses	2,539
TOTAL LIABILITIES		1,984,124
Net assets for 2,330,983 shares outstanding		$11,807,081
Net Assets Consist of:
Paid-in capital		$11,735,950
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		48,295
Accumulated net realized loss on investments and foreign currency transactions		(303)
Undistributed net investment income		23,139
TOTAL NET ASSETS		$11,807,081
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,457,431 ÷ 484,632 shares outstanding), no par value, unlimited shares authorized		$5.07
Offering price per share		$5.07
Redemption proceeds per share		$5.07
Class A Shares:
Net asset value per share ($6,759,025 ÷ 1,335,488 shares outstanding), no par value, unlimited shares authorized		$5.06
Offering price per share (100/94.50 of $5.06) [1]		$5.35
Redemption proceeds per share		$5.06
Class C Shares:
Net asset value per share ($2,590,625 ÷ 510,863 shares outstanding), no par value, unlimited shares authorized		$5.07
Offering price per share (100/99.00 of $5.07) [1]		$5.12
Redemption proceeds per share (99.00/100 of $5.07) [1]		$5.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $410)			$20,809
Interest			4,032
TOTAL INCOME			24,841
Expenses:
Investment adviser fee (Note 5)		$2,825
Administrative personnel and services fee (Note 5)		20,164
Custodian fees		886
Transfer and dividend disbursing agent fees and expenses		8,930
Auditing fees		2,493
Legal fees		553
Portfolio accounting fees		3,143
Distribution services fee--Class C Shares (Note 5)		504
Shareholder services fee--Class A Shares (Note 5)		636
Shareholder services fee--Class C Shares (Note 5)		168
Share registration costs		8,685
Printing and postage		8,037
Insurance premiums		1,369
Miscellaneous		387
TOTAL EXPENSES		58,780
Waivers and Reimbursement:
Waiver of investment adviser fee	$(2,825)
Waiver of administrative personnel and services fee	(20,164)
Reimbursement of other operating expenses	(34,089)
TOTAL WAIVERS AND REIMBURSEMENT		(57,078)
Net expenses			1,702
Net investment income			23,139
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and foreign currency transactions			(303)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			48,295
Net realized and unrealized gain on investments and foreign currency			47,992
Change in net assets resulting from operations			$71,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,139
Net realized loss on investments and foreign currency transactions	(303)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	48,295
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,131
Share Transactions:
Proceeds from sale of shares	11,789,109
Cost of shares redeemed	(53,159)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,735,950
Change in net assets	11,807,081
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $23,139)	$11,807,081

1 For the period from March 30, 2005 (date of initial public investment) to April 30, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares, and Class C Shares. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

Effective March 23, 2005, the Fund began offering Institutional Shares, Class A Shares, and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended April 30	2005 [1]
Institutional Shares:	Shares	Amount
Shares sold	484,632	$2,442,156
Shares redeemed	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	484,632	$2,442,156

Period Ended April 30	2005 [1]
Class A Shares:	Shares	Amount
Shares sold	1,346,037	$6,772,881
Shares redeemed	(10,549)	(53,159)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,335,488	$6,719,722

Period Ended April 30	2005 [1]
Class C Shares:	Shares	Amount
Shares sold	510,863	$2,574,072
Shares redeemed	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	510,863	$2,574,072
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,330,983	$11,735,950

1 For the period from March 30, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $12,324,591. The net unrealized appreciation of investments for federal tax purposes was $48,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $132,426 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,131.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser ") receives for its services an annual investment adviser fee equal to 0.750% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 2005, Class A Shares did not incur a distribution services fee. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the period ended April 30, 2005, FSC retained $504 of fees paid by the Fund.

Sales Charges

For the period ended April 30, 2005, FSC retained $14,470 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the period ended April 30, 2005, FSSC retained $448 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended April 30, 2005, were as follows:

Purchases	$9,972,470
Sales	$41,479

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Strategic Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560

32939 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

6TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$5.06	$4.96	$3.33	$4.76	$14.64	$12.42

Income From Investment Operations:

Net investment income (loss)	(0.03) [1]	(0.09)[1]	(0.06)[1]	(0.08)[1]	(0.11)[1]	(0.21)[1]

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.27)	0.19	1.69	(1.35)	(9.77)	2.46

TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.10	1.63	(1.43)	(9.88)	2.25

Less Distributions:

Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

Net Asset Value, End of Period	$4.76	$5.06	$4.96	$3.33	$4.76	$14.64

Total Return[2]	(5.93)%	2.02%[3]	48.95%	(30.04)%	(67.49)%	18.10%

Ratios to Average Net Assets:

Expenses	2.00%[4,5]	2.01%[5]	2.01%[5]	2.04%[5]	1.67%	1.30%

Net investment income (loss)	(1.01)%[4]	(1.72)%	(1.66)%	(1.68)%	(1.29)%	(1.13)%

Expense waiver/reimbursement[6]	0.36%[4]	0.19%	0.35%	0.12%	0.02%	0.00%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,627	$33,111	$43,274	$29,632	$58,423	$255,307

Portfolio turnover	30%	78%	96%	174%	224%	92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.00%, 2.00%, 2.01%, and 2.04% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$4.87	$4.81	$3.25	$4.68	$14.53	$12.42

Income From Investment Operations:

Net investment income (loss)	(0.04)[1]	(0.12)[1]	(0.09)[1]	(0.11)[1]	(0.16)[1]	(0.34)[1]

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.26)	0.18	1.65	(1.32)	(9.69)	2.48

TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.06	1.56	(1.43)	(9.85)	2.14

Less Distributions:

Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

Net Asset Value, End of Period	$4.57	$4.87	$4.81	$3.25	$4.68	$14.53

Total Return[2]	(6.16)%	1.25%[3]	48.00%	(30.56)%	(67.79)%	17.21%

Ratios to Average Net Assets:

Expenses	2.75%[4,5]	2.76%[5]	2.76%[5]	2.79%[5]	2.42%	2.05%

Net investment income (loss)	(1.75)%[4]	(2.47)%	(2.41)%	(2.43)%	(2.04)%	(1.88)%

Expense waiver/reimbursement[6]	0.36%[4]	0.19%	0.35%	0.12%	0.02%	0.00%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$55,334	$68,981	$84,252	$66,179	$126,320	$458,094

Portfolio turnover	30%	78%	96%	174%	224%	92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$4.87	$4.81	$3.25	$4.68	$14.52	$12.42

Income From Investment Operations:

Net investment income (loss)	(0.04)[1]	(0.12)[1]	(0.09)[1]	(0.11)[1]	(0.16)[1]	(0.34)[1]

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.27)	0.18	1.65	(1.32)	(9.68)	2.47

TOTAL FROM INVESTMENT OPERATIONS	(0.31)	0.06	1.56	(1.43)	(9.84)	2.13

Less Distributions:

Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

Net Asset Value, End of Period	$4.56	$4.87	$4.81	$3.25	$4.68	$14.52

Total Return[2]	(6.37)%	1.25%[3]	48.00%	(30.56)%	(67.77)%	17.13%

Ratios to Average Net Assets:

Expenses	2.75%[4,5]	2.76%[5]	2.76%[5]	2.79%[5]	2.42%	2.05%

Net investment income (loss)	(1.75)%[4]	(2.47)%	(2.41)%	(2.43)%	(2.04)%	(1.88)%

Expense waiver/reimbursement[6]	0.36%[4]	0.19%	0.35%	0.12%	0.02%	0.00%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,831	$12,551	$16,096	$13,055	$25,186	$99,315

Portfolio turnover	30%	78%	96%	174%	224%	92%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual:

Class A Shares	$1,000	$940.70	$9.62

Class B Shares	$1,000	$938.40	$13.22

Class C Shares	$1,000	$936.30	$13.20

Hypothetical (assuming a 5% return before expenses):

Class A Shares	$1,000	$1,014.88	$9.99

Class B Shares	$1,000	$1,011.16	$13.71

Class C Shares	$1,000	$1,011.16	$13.71

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.00%

Class B Shares	2.75%

Class C Shares	2.75%

Portfolio of Investments Summary Table

At April 30, 2005 the Fund’s sector composition1 was as follows:

Sector	Percentage of Total Net Assets

Information Technology	93.1%

Healthcare	4.7%

Consumer Discretionary	2.1%

Securities Lending Collateral[2]	1.5%

Cash Equivalents[3]	0.7%

Other Assets and Liabilities – Net[4]	(2.1)%

TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns an index classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in repurchase agreements or money market mutual funds.

3 Cash equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value

		COMMON STOCKS--99.9%
		Consumer Discretionary--2.1%
45,600	[1]	eBay, Inc.	$1,446,888

13,000		Sony Corp., ADR	477,230

		TOTAL	1,924,118

		Healthcare--4.7%
16,100	[1]	Biogen Idec, Inc.	583,464

64,700	[1]	Exelixis, Inc.	443,195

10,000	[1]	Genentech, Inc.	709,400

19,700	[1]	Gilead Sciences, Inc.	730,870

22,100		Medtronic, Inc.	1,164,670

15,700		Novartis AG, ADR	765,061

		TOTAL	4,396,660

		Information Technology--93.1%
130,900		ARM Holdings PLC, ADR	706,860

148,700	[1]	ASE Test Ltd.	710,786

81,400	[1]	ASM Lithography Holding NV	1,179,486

63,200	[1]	Accenture Ltd.	1,371,440

55,600		Advantest Corp., ADR	974,112

719,000	[1]	Agere Systems, Inc., Class A	841,230

51,500	[1]	Altera Corp.	1,067,595

47,400	[1]	Amdocs Ltd.	1,266,054

64,700		Analog Devices, Inc.	2,206,917

12,600	[1]	Anteon International Corp.	526,680

11,800	[1]	Apple Computer, Inc.	425,508

209,200	[1]	Applied Materials, Inc.	3,110,804

140,400	[1]	Avaya, Inc.	1,218,672

148,900	[1]	BMC Software, Inc.	2,412,180

27,100	[1,2]	Business Objects SA, ADR	699,451

173,500	[1]	Cadence Design Systems, Inc.	2,429,000

143,800	[1]	Celestica, Inc.	1,653,700

83,000	[1]	Check Point Software Technologies Ltd.	1,738,850

150,800	[1]	Cisco Systems, Inc.	2,605,824

34,500	[1]	Cognizant Technology Solutions Corp.	1,449,345

29,300	[1]	Cognos, Inc.	1,108,712

23,664		Computer Associates International, Inc.	636,562

57,900	[1]	Comverse Technology, Inc.	1,319,541

		COMMON STOCKS--continued
		Information Technology--continued
106,300	[1]	Cymer, Inc.	$2,635,177

87,900	[1]	Dell, Inc.	3,061,557

50,000		Dolby Laboratories, Class A	1,022,500

208,000	[1]	EMC Corp. Mass	2,728,960

121,700		Intel Corp.	2,862,384

17,100		International Business Machines Corp.	1,306,098

63,800		Intersil Holding Corp.	1,113,948

58,200	[1]	Interwoven, Inc.	449,304

20,600	[1]	Intuit, Inc.	830,180

50,000	[1]	Jabil Circuit, Inc.	1,380,000

64,600	[1]	Juniper Networks, Inc.	1,459,314

66,170	[1]	KLA-Tencor Corp.	2,581,953

30,400	[1]	Kanbay International, Inc.	546,592

80,500	[1]	LTX Corp.	309,120

18,100	[1]	Lam Research Corp.	464,265

19,900	[1]	Lexmark International Group, Class A	1,382,055

46,500		Linear Technology Corp.	1,661,910

44,600		Maxim Integrated Products, Inc.	1,668,040

67,900	[1]	McAfee, Inc.	1,419,789

108,880		Microsoft Corp.	2,754,664

170,200		Motorola, Inc.	2,610,868

74,400		Nokia Oyj, Class A, ADR	1,188,912

138,900	[1]	Oracle Corp.	1,605,684

55,600		Paychex, Inc.	1,701,360

18,500		Qualcomm, Inc.	645,465

10,500	[1]	Research in Motion Ltd.	676,305

68,800		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	2,712,784

86,100	[2]	STMicroelectronics NV	1,222,620

39,700	[1]	Salesforce.com Inc.	574,856

43,700		Scientific-Atlanta, Inc.	1,336,346

179,800	[1]	Siebel Systems, Inc.	1,618,200

20,600	[1]	Sigmatel Inc.	539,514

22,600	[1]	Storage Technology Corp.	628,280

111,037		Taiwan Semiconductor Manufacturing Co., ADR	956,029

129,800	[1]	Unisys Corp.	842,402

		COMMON STOCKS--continued
		Information Technology--continued
45,000	[1]	Veritas Software Corp.	$926,550

36,900		Xilinx, Inc.	994,086

67,200	[1]	Yahoo, Inc.	2,319,072

		TOTAL	86,396,452

		TOTAL COMMON STOCKS (IDENTIFIED COST $88,030,459)	92,717,230

		MUTUAL FUND--1.5%
1,357,600	[3]	Prime Value Obligation Fund, IS Shares (at net asset value) (held as collateral for securities lending)	1,357,600

		REPURCHASE AGREEMENT--0.7%
646,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $646,160 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	646,000

		TOTAL INVESTMENTS – 102.1% (IDENTIFIED COST $90,034,059)[4]	94,720,830

		OTHER ASSETS AND LIABILITIES – NET – (2.1)%	(1,928,935)

		TOTAL NET ASSETS – 100%	$92,791,895

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $90,034,059.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:

Total investments in securities, at value including $1,357,600 of investments in affiliated issuer (Note 5) and $1,325,671 of securities loaned (identified cost $90,034,059)		$94,720,830

Cash		28,427

Income receivable		28,956

TOTAL ASSETS		94,778,213

Liabilities:

Payable for shares redeemed	$174,355

Payable for collateral due to broker	1,357,600

Payable for transfer and dividend disbursing agent fees and expenses	347,173

Payable for distribution services fee (Note 5)	47,991

Payable for shareholder services fee (Note 5)	14,002

Accrued expenses	45,197

TOTAL LIABILITIES		1,986,318

Net assets for 20,075,555 shares outstanding		$92,791,895

Net Assets Consist of:

Paid in capital		$854,523,322

Net unrealized appreciation of investments		4,686,771

Accumulated net realized loss on investments and foreign currency transactions		(765,588,657)

Accumulated net investment income (loss)		(829,541)

TOTAL NET ASSETS		$92,791,895

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Class A Shares:

Net asset value per share ($27,626,928 ÷ 5,802,222 shares outstanding), no par value, unlimited shares authorized		$4.76

Offering price per share (100/94.50 of $4.76)[1]		$5.04

Redemption proceeds per share		$4.76

Class B Shares:

Net asset value per share ($55,334,095 ÷ 12,119,370 shares outstanding), no par value, unlimited shares authorized		$4.57

Offering price per share		$4.57

Redemption proceeds per share (94.50/100 of $4.57)[1]		$4.32

Class C Shares:

Net asset value per share ($9,830,872 ÷ 2,153,963 shares outstanding), no par value, unlimited shares authorized		$4.56

Offering price per share (100/99.00 of $4.56)[1]		$4.61

Redemption proceeds per share (99.00/100 of $4.56)[1]		$4.51

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:

Dividends (including $2,681 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $12,489)			$506,887

Interest (including $19,318 of income on securities loaned)			30,408

TOTAL INCOME			537,295

Expenses:

Investment adviser fee (Note 5)		$404,858

Administrative personnel and services fee (Note 5)		114,055

Custodian fees		5,085

Transfer and dividend disbursing agent fees and expenses		476,719

Directors’/Trustees’ fees		1,271

Auditing fees		9,738

Legal fees		4,042

Portfolio accounting fees		34,125

Distribution services fee--Class A Shares (Note 5)		39,454

Distribution services fee--Class B Shares (Note 5)		242,796

Distribution services fee--Class C Shares (Note 5)		43,700

Shareholder services fee--Class B Shares (Note 5)		80,932

Shareholder services fee--Class C Shares (Note 5)		14,543

Share registration costs		20,691

Printing and postage		59,931

Insurance premiums		4,204

Miscellaneous		2,510

TOTAL EXPENSES		1,558,654

Waivers and Reimbursement (Note 5):

Waiver/reimbursement of investment adviser fee	$(170,042)

Waiver of administrative personnel and services fee	(21,776)

TOTAL WAIVERS AND REIMBURSEMENT		(191,818)

Net expenses			1,366,836

Net investment income (loss)			(829,541)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments and foreign currency transactions			4,898,807

Net change in unrealized appreciation of investments			(9,827,772)

Net realized and unrealized loss on investments			(4,928,965)

Change in net assets resulting from operations			$(5,758,506)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets

Operations:

Net investment income (loss)	$(829,541)	$(3,004,192)

Net realized gain on investments and foreign currency transactions	4,898,807	22,191,183

Net change in unrealized appreciation/depreciation of investments	(9,827,772)	(17,604,783)

Net increase due to reimbursement from Adviser (Note 5)	--	81,485

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,758,506)	1,663,693

Share Transactions:

Proceeds from sale of shares	3,332,702	16,038,701

Cost of shares redeemed	(19,424,406)	(46,682,868)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,091,704)	(30,644,167)

Change in net assets	(21,850,210)	(28,980,474)

Net Assets:

Beginning of period	114,642,105	143,622,579

End of period (including distributions in excess of net investment income of $(829,541) and 0, respectively)	$92,791,895	$114,642,105

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Technology Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$1,325,671	$1,357,600

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	499,785	$2,607,450	1,574,488	$8,127,571
Shares redeemed	(1,243,951)	(6,455,823)	(3,755,611)	(19,128,541)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(744,166)	$(3,848,373)	(2,181,123)	$(11,000,970)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class B Shares:	Shares	Amount	Shares	Amount

Shares sold	101,198	$505,655	1,317,560	$6,537,796
Shares redeemed	(2,152,111)	(10,648,014)	(4,669,476)	(22,486,706)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,050,913)	$(10,142,359)	(3,351,916)	$(15,948,910)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	43,841	$219,597	273,776	$1,373,334
Shares redeemed	(468,996)	(2,320,569)	(1,043,396)	(5,067,621)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(425,155)	$(2,100,972)	(769,620)	$(3,694,287)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,220,234)	$(16,091,704)	(6,302,659)	$(30,644,167)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $90,034,059. The net unrealized appreciation of investments for federal tax purposes was $4,686,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,207,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,520,866.

At October 31, 2004, the Fund had a capital loss carryforward of $765,573,916 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2008	$267,607,104

2009	$436,150,066

2010	$59,356,831

2011	$2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund to the Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.75% of the Fund’s average daily net assets. FEMCOPA may voluntarily choose to waive any portion of its fees. FEMCOPA can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $2,681 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the period ended April 30, 2005, FSC retained $44,706 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $473 in sales charges from the sale of Class A Shares. FSC also retained $45 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the period ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated’s Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund’s Adviser made a contribution to the Fund of $81,485. The total amount relates to a contribution to Paid-in-Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds’ closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$32,008,242

Sales	$45,601,534

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

25474 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Equity Funds

By                /S/Richard J. Thomas, Principal Financial Officer
                  ------------------------------------------------

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005